UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 383-0553

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ETFis Series Trust I

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

SEMI-ANNUAL REPORT
April 30, 2021

Shareholder Letter (unaudited)

To my fellow shareholders of Virtus ETFs:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2021.

During the six-month period, monetary support and fiscal stimulus drove strong returns for global markets. Optimism grew as virus cases declined, vaccinations increased, and the economic recovery gained steam. However, the improving outlook raised concerns about the possibility of inflation on the horizon.

Throughout this period, as always, the Adviser and our Sub-Advisers have adhered to our investment disciplines and continued to put the long-term success of our investors first.

The report provides financial statements and portfolio information for the following funds within the Trust:

•InfraCap REIT Preferred ETF (PFFR)

•Virtus InfraCap U.S. Preferred Stock ETF (PFFA)

•Virtus LifeSci Biotech Clinical Trials ETF (BBC)

•Virtus LifeSci Biotech Products ETF (BBP)

•Virtus Newfleet Multi-Sector Bond ETF (NFLT)

•Virtus Private Credit Strategy ETF (VPC)

•Virtus Real Asset Income ETF (VRAI)

•Virtus WMC International Dividend ETF (VWID)

•InfraCap MLP ETF (AMZA)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition

April 30, 2021 (unaudited)

Asset Allocation as of 04/30/2021 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	69.0%
Financials	30.0%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Real Estate	41.5%*
Financials	31.5%*
Utilities	21.7%
Energy	19.0%
Industrials	9.3%
Consumer Discretionary	4.1%
Communication Services	1.0%
Information Technology	0.9%
Materials	0.1%
Health Care	0.1%
Common Stock	0.7%
Written Option	0%**
Liabilities in Excess of Other Assets	(29.9)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	96.1%
Materials	2.8%
Money Market Fund	12.7%
Liabilities in Excess of Other Assets	(11.6)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	98.5%
Money Market Fund	2.9%
Liabilities in Excess of Other Assets	(1.4)%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

**Amount rounds to less than 0.05%.

Portfolio Composition (continued)

April 30, 2021 (unaudited)

Asset Allocation as of 04/30/2021 (based on net assets)

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	41.9%
Term Loans	17.3%
Foreign Bonds	16.6%
U.S. Government Securities	6.5%
Mortgage Backed Securities	5.6%
Asset Backed Securities	4.3%
Exchange Traded Funds	3.0%
Warrant	0.2%
Common Stock	0.1%
Municipal Bond	0.0%*
Money Market Fund	8.2%
Liabilities in Excess of Other Assets	(3.7)%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	59.9%
Closed-End Funds	38.0%
Money Market Fund	11.6%
Liabilities in Excess of Other Assets	(9.5)%
Total	100.0%

Virtus Real Asset Income ETF
Real Estate	33.0%
Energy	21.0%
Materials	20.0%
Utilities	19.1%
Communication Services	4.3%
Industrials	1.2%
Money Market Fund	1.3%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

*Amount rounds to less than 0.05%.

Portfolio Composition (continued)

April 30, 2021 (unaudited)

Asset Allocation as of 04/30/2021 (based on net assets)

Virtus WMC International Dividend ETF
Financials	22.5%
Materials	10.2%
Industrials	10.1%
Consumer Staples	9.8%
Communication Services	9.7%
Health Care	9.3%
Utilities	8.6%
Consumer Discretionary	6.5%
Information Technology	4.9%
Energy	4.0%
Real Estate	2.9%
Preferred Stock	0.2%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

InfraCap MLP ETF
Energy	124.3%
Written Options	(0.2)%
Liabilities in Excess of Other Assets	(24.1)%
Total	100.0%

Shareholder Expense Examples (unaudited)

April 30, 2021

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the InfraCap REIT Preferred ETF, Virtus InfraCap U .S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus WMC International Dividend ETF and InfraCap MLP ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of a Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2020 to April 30, 2021).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8 .6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return . The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
InfraCap REIT Preferred ETF
Actual	$1,000.00	$1,151.90	0.45%	$2.40
Hypothetical(1)	$1,000.00	$1,022.56	0.45%	$2.26
Virtus InfraCap U.S. Preferred Stock ETF
Actual	$1,000.00	$1,309.60	0.80%	$4.58
Hypothetical(1)	$1,000.00	$1,020.83	0.80%	$4.01
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1,000.00	$1,302.20	0.79%	$4.51
Hypothetical(1)	$1,000.00	$1,020.88	0.79%	$3.96
Virtus LifeSci Biotech Products ETF
Actual	$1,000.00	$1,116.50	0.79%	$4.15
Hypothetical(1)	$1,000.00	$1,020.88	0.79%	$3.96
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1,000.00	$1,042.40	0.49%	$2.48
Hypothetical(1)	$1,000.00	$1,022.36	0.49%	$2.46
Virtus Private Credit Strategy ETF
Actual	$1,000.00	$1,478.10	0.75%	$4.61
Hypothetical(1)	$1,000.00	$1,021.08	0.75%	$3.76
Virtus Real Asset Income ETF
Actual	$1,000.00	$1,438.20	0.55%	$3.32
Hypothetical(1)	$1,000.00	$1,022.07	0.55%	$2.76
Virtus WMC International Dividend ETF
Actual	$1,000.00	$1,269.10	0.49%	$2.76
Hypothetical(1)	$1,000.00	$1,022.36	0.49%	$2.46
InfraCap MLP ETF
Actual	$1,000.00	$1,999.70	0.95%	$7.07
Hypothetical(1)	$1,000.00	$1,020.08	0.95%	$4.76

(1)Assuming 5% return before expenses.

(2)Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

(3)Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 99.0%

Financials - 30.0%
AG Mortgage Investment Trust, Inc., Series B, 8.00%	13,127	$322,924
AG Mortgage Investment Trust, Inc., Series C, 8.00%	12,232	288,871
AGNC Investment Corp., Series C, 7.00%	40,950	1,053,644
AGNC Investment Corp., Series D, 6.88%	29,610	750,021
AGNC Investment Corp., Series E, 6.50%	50,738	1,269,972
AGNC Investment Corp., Series F, 6.13%	72,448	1,740,201
Annaly Capital Management, Inc., Series F, 6.95%	90,720	2,297,030
Annaly Capital Management, Inc., Series G, 6.50%	53,548	1,342,448
Annaly Capital Management, Inc., Series I, 6.75%	55,754	1,442,914
ARMOUR Residential REIT, Inc., Series C, 7.00%	18,314	463,161
Capstead Mortgage Corp., Series E, 7.50%	32,534	819,857
Chimera Investment Corp., Series A, 8.00%	18,269	467,321
Chimera Investment Corp., Series B, 8.00%	40,945	1,015,436
Chimera Investment Corp., Series C, 7.75%	32,759	789,819
Chimera Investment Corp., Series D, 8.00%	25,200	618,156
Dynex Capital, Inc., Series C, 6.90%	14,048	358,926
Invesco Mortgage Capital, Inc., Series A, 7.75%	17,631	439,012
Invesco Mortgage Capital, Inc., Series B, 7.75%	19,638	484,666
Invesco Mortgage Capital, Inc., Series C, 7.50%	36,237	870,775
MFA Financial, Inc., Series B, 7.50%	25,200	615,636
MFA Financial, Inc., Series C, 6.50%	34,650	792,099
New Residential Investment Corp., Series A, 7.50%	19,914	499,443
New Residential Investment Corp., Series B, 7.13%	36,181	880,284
New Residential Investment Corp., Series C, 6.38%	51,430	1,171,061
New York Mortgage Trust, Inc., Series C, 7.88%	13,173	325,373
New York Mortgage Trust, Inc., Series D, 8.00%	19,289	472,581
New York Mortgage Trust, Inc., Series E, 7.88%	23,348	567,356
PennyMac Mortgage Investment Trust, Series A, 8.13%	14,497	376,052
PennyMac Mortgage Investment Trust, Series B, 8.00%	24,571	639,092
Ready Capital Corp., 6.20%	13,101	340,102
Two Harbors Investment Corp., Series A, 8.13%	18,467	484,759
Two Harbors Investment Corp., Series B, 7.63%	36,906	917,483
Two Harbors Investment Corp., Series C, 7.25%	37,858	923,357
Total Financials		25,839,832

Real Estate - 69.0%
American Finance Trust, Inc., Series A, 7.50%	37,578	980,410
American Homes 4 Rent, Series E, 6.35%	43,131	1,094,665
American Homes 4 Rent, Series F, 5.88%	29,066	767,052
Armada Hoffler Properties, Inc., Series A, 6.75%	32,082	864,610
Ashford Hospitality Trust, Inc., Series G, 7.38%	16,376	382,216
Brookfield Property REIT, Inc., Series A, 6.38%	46,895	1,176,127
Cedar Realty Trust, Inc., Series C, 6.50%	23,441	591,416
City Office REIT, Inc., Series A, 6.63%	21,344	552,169
Colony Capital, Inc., Series H, 7.13%	54,878	1,362,621
Colony Capital, Inc., Series I, 7.15%	65,838	1,655,167
Colony Capital, Inc., Series J, 7.13%	60,141	1,500,518

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	23,482	$533,981
DiamondRock Hospitality Co., 8.25%	22,255	642,724
Digital Realty Trust, Inc., Series J, 5.25%	37,506	996,534
Digital Realty Trust, Inc., Series K, 5.85%	39,379	1,100,643
Digital Realty Trust, Inc., Series L, 5.20%	64,695	1,762,939
Diversified Healthcare Trust, 5.63%	66,379	1,513,441
Diversified Healthcare Trust, 6.25%	46,882	1,144,390
EPR Properties, Series G, 5.75%	28,129	712,789
Federal Realty Investment Trust, Series C, 5.00%	28,129	748,794
Gladstone Land Corp., Series B, 6.00%	27,916	721,908
Global Medical REIT, Inc., Series A, 7.50%	14,809	391,994
Global Net Lease, Inc., Series A, 7.25%	32,428	866,800
Global Net Lease, Inc., Series B, 6.88%	18,414	488,894
Hersha Hospitality Trust, Series D, 6.50%	36,194	848,025
Hersha Hospitality Trust, Series E, 6.50%	18,759	445,526
Kimco Realty Corp., Series L, 5.13%	42,191	1,107,514
Kimco Realty Corp., Series M, 5.25%	49,717	1,324,461
Monmouth Real Estate Investment Corp., Series C, 6.13%	102,994	2,631,497
National Retail Properties, Inc., Series F, 5.20%	64,695	1,669,131
National Storage Affiliates Trust, Series A, 6.00%	40,939	1,091,024
Office Properties Income Trust, 5.88%	58,063	1,460,284
Office Properties Income Trust, 6.38%	30,378	815,042
Pebblebrook Hotel Trust, Series C, 6.50%	23,441	593,292
Pebblebrook Hotel Trust, Series D, 6.38%	23,441	591,885
Pebblebrook Hotel Trust, Series E, 6.38%	20,574	526,694
Pebblebrook Hotel Trust, Series F, 6.30%	28,129	710,257
PS Business Parks, Inc., Series X, 5.25%	43,280	1,155,576
PS Business Parks, Inc., Series Y, 5.20%	37,504	995,731
PS Business Parks, Inc., Series Z, 4.88%	60,944	1,646,097
Public Storage, Series E, 4.90%	65,634	1,693,357
Public Storage, Series F, 5.15%	52,507	1,399,837
Public Storage, Series I, 4.88%	34,299	945,280
Public Storage, Series J, 4.70%	48,633	1,332,058
Public Storage, Series M, 4.13%	43,131	1,124,857
QTS Realty Trust, Inc., Series A, 7.13%	20,046	561,889
Rexford Industrial Realty, Inc., Series A, 5.88%	16,879	428,051
Rexford Industrial Realty, Inc., Series C, 5.63%	16,175	445,460
Saul Centers, Inc., Series E, 6.00%	20,627	549,091
SITE Centers Corp., Series A, 6.38%	32,815	868,285
Spirit Realty Capital, Inc., Series A, 6.00%	32,348	866,603
Summit Hotel Properties, Inc., Series E, 6.25%	29,968	780,666
Sunstone Hotel Investors, Inc., Series E, 6.95%	21,564	548,588
UMH Properties, Inc., Series C, 6.75%	46,337	1,204,762
UMH Properties, Inc., Series D, 6.38%	33,763	869,060
Urstadt Biddle Properties, Inc., Series H, 6.25%	21,963	576,529
Urstadt Biddle Properties, Inc., Series K, 5.88%	20,915	542,535

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Vornado Realty Trust, Series K, 5.70%	56,256	$1,441,279
Vornado Realty Trust, Series L, 5.40%	56,044	1,443,133
Vornado Realty Trust, Series M, 5.25%	60,023	1,582,807
Total Real Estate		59,368,965

TOTAL INVESTMENTS - 99.0%
(Cost $80,217,851)		85,208,797
Other Assets in Excess of Liabilities - 1.0%		900,049
Net Assets - 100.0%		$86,108,846

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$85,208,797	$—	$—	$85,208,797
Total	$85,208,797	$—	$—	$85,208,797

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 129.2%

Communication Services - 1.0%
Liberty Broadband Corp., Series A, 7.00%(1)	36,757	$983,250
Qwest Corp., 6.50%(1)	10,644	271,635
Telephone and Data Systems, Inc., 5.88%(1)	64,509	1,655,946
Telephone and Data Systems, Inc., Series UU, 6.63%*(1)	36,448	1,004,142
Total Communication Services		3,914,973

Consumer Discretionary - 4.1%
Ford Motor Co., 6.00%(1)	372,797	9,841,841
Ford Motor Co., 6.20%(1)	161,836	4,301,601
Franchise Group, Inc., Series A, 7.50%(1)	88,563	2,244,186
TravelCenters of America, Inc., 8.00%	273	7,177
Total Consumer Discretionary		16,394,805

Energy - 19.0%
DCP Midstream LP, Series B, 7.88%(1)	779,251	18,896,837
DCP Midstream LP, Series C, 7.95%(1)	186,344	4,528,159
Energy Transfer LP, Series C, 7.38%(1)	91,848	2,207,107
Energy Transfer LP, Series D, 7.63%(1)	116,897	2,835,921
Energy Transfer LP, Series E, 7.60%(1)	113,216	2,748,885
GasLog Partners LP, Series A, 8.63% (Greece)(1)	300,202	6,694,505
GasLog Partners LP, Series B, 8.20% (Greece)(1)	258,578	5,453,410
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	43,375	1,037,313
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)(1)	8,664	231,849
NuStar Energy LP, Series A, 8.50%(1)	522,657	12,324,252
NuStar Energy LP, Series B, 7.63%(1)	406,123	8,447,358
NuStar Energy LP, Series C, 9.00%(1)	460,561	11,408,096
Total Energy		76,813,692

Financials - 31.5%+
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	73,207	1,728,856
AGNC Investment Corp., Series D, 6.88%(1)	47,420	1,201,149
AGNC Investment Corp., Series E, 6.50%(1)	51,133	1,279,859
AGNC Investment Corp., Series F, 6.13%(1)	70,192	1,686,012
American Equity Investment Life Holding Co., Series A, 5.95%(1)	86,919	2,393,749
Annaly Capital Management, Inc., Series F, 6.95%(1)	18,652	472,269
Annaly Capital Management, Inc., Series G, 6.50%(1)	72,744	1,823,692
Annaly Capital Management, Inc., Series I, 6.75%(1)	4,083	105,668
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	202,757	5,127,725
Athene Holding Ltd., Series A, 6.35%(1)	4,670	133,235
Athene Holding Ltd., Series D, 4.88%(1)	16,370	412,524
B Riley Financial, Inc., 6.00%(1)	46,803	1,174,287
B Riley Financial, Inc., 6.38%(1)	95,924	2,470,043
B Riley Financial, Inc., 6.88%(1)	13,966	359,066
B Riley Financial, Inc., Series B, 7.38%(1)	22,735	622,484

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
BancorpSouth Bank, Series A, 5.50%	322	$8,613
Bank of America Corp., Series PP, 4.13%(1)	15,428	390,020
Brookfield Finance I UK PLC, 4.50% (Canada)(1)	8,940	221,176
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	11,072	274,586
Capital One Financial Corp., Series J, 4.80%(1)	68,706	1,748,568
Capital One Financial Corp., Series L, 4.38%*	20,000	492,200
Chimera Investment Corp., Series A, 8.00%(1)	154,035	3,940,215
Chimera Investment Corp., Series B, 8.00%(1)	200,147	4,963,646
Chimera Investment Corp., Series C, 7.75%(1)	134,279	3,237,467
Chimera Investment Corp., Series D, 8.00%(1)	234,085	5,742,105
CIT Group, Inc., Series B, 5.63%(1)	39,120	1,034,724
CNO Financial Group, Inc., 5.13%	929	23,708
Compass Diversified Holdings, Series A, 7.25%(1)	135,114	3,431,896
Compass Diversified Holdings, Series B, 7.88%(1)	10,021	258,842
Dynex Capital, Inc., Series C, 6.90%	3,632	92,798
Ellington Financial, Inc., 6.75%(1)	303,264	7,778,722
Enstar Group Ltd., Series D, 7.00%(1)	116,601	3,359,275
Equitable Holdings, Inc., Series A, 5.25%(1)	28	730
Equitable Holdings, Inc., Series C, 4.30%(1)	38,808	958,169
First Horizon Corp., Series D, 6.10%(1)	6,422	171,981
First Republic Bank, Series L, 4.25%	4,104	105,473
GMAC Capital Trust I, Series 2, 5.98%(1)	172,689	4,427,746
Huntington Bancshares, Inc., Series H, 4.50%*(1)	14,995	377,124
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	38,416	948,107
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	166,980	4,012,529
JPMorgan Chase & Co., Series JJ, 4.55%(1)	37,018	962,468
Merchants Bancorp, Series B, 6.00%(1)	12,325	323,778
Merchants Bancorp, Series C, 6.00%*(1)	53,849	1,416,229
MFA Financial, Inc., Series B, 7.50%(1)	142,970	3,492,757
MFA Financial, Inc., Series C, 6.50%(1)	327,662	7,490,353
National General Holdings Corp., Series C, 7.50%	1,893	47,931
Navient Corp., 6.00%(1)	9,300	224,409
New Residential Investment Corp., Series C, 6.38%(1)	13,340	303,752
New York Community Capital Trust V, 6.00%(1)	3,359	169,529
New York Mortgage Trust, Inc., Series B, 7.75%(1)	73,429	1,793,136
New York Mortgage Trust, Inc., Series C, 7.88%(1)	48,083	1,187,650
New York Mortgage Trust, Inc., Series D, 8.00%(1)	385,853	9,453,398
New York Mortgage Trust, Inc., Series E, 7.88%(1)	269,219	6,542,022
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	81,145	2,104,901
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	259,173	6,741,090
Regions Financial Corp., Series E, 4.45%*	25,075	619,352
Selective Insurance Group, Inc., Series B, 4.60%	923	23,084
Signature Bank, Series A, 5.00%(1)	25,280	648,432
Sterling Bancorp, Series A, 6.50%	6	160
Synovus Financial Corp., Series D, 6.30%(1)	3,667	96,735
Texas Capital Bancshares, Inc., Series A, 6.50%	1,069	27,313
Texas Capital Bancshares, Inc., Series B, 5.75%*(1)	14,429	373,422

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Two Harbors Investment Corp., Series B, 7.63%(1)	206,822	$5,141,595
Two Harbors Investment Corp., Series C, 7.25%(1)	331,753	8,091,456
US Bancorp, Series L, 3.75%(1)	22,012	532,250
Valley National Bancorp, Series B, 5.50%(1)	3,365	86,649
Wintrust Financial Corp., Series D, 6.50%(1)	12,325	344,360
Total Financials		127,229,249

Health Care - 0.1%
Ontrak, Inc., 9.50%(1)	16,648	406,045
XOMA Corp., Series A, 8.63%(1)	8,325	212,462
Total Health Care		618,507

Industrials - 9.3%
Air Lease Corp., Series A, 6.15%(1)	6,063	162,852
Alta Equipment Group, Inc., Series A, 10.00%(1)	8,072	220,366
Atlas Corp., Series G, 8.20% (Canada)(1)	15,745	399,765
Atlas Corp., Series H, 7.88% (Canada)(1)	44,397	1,123,688
Atlas Corp., Series I, 8.00% (Canada)(1)	323,645	8,696,341
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	14,752	384,880
Fortress Transportation and Infrastructure Investors LLC, Series A, 8.25%(1)	8,952	234,095
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(1)	387,710	10,002,918
Pitney Bowes, Inc., 6.70%(1)	223,618	5,579,269
Triton International Ltd., 6.88% (Bermuda)(1)	117,255	3,143,606
Triton International Ltd., 7.38% (Bermuda)(1)	248,841	6,813,267
Triton International Ltd., 8.00% (Bermuda)(1)	25,411	711,508
Total Industrials		37,472,555

Information Technology - 0.9%
Broadcom, Inc., Series A, 8.00%
	2,551	3,697,547

Materials - 0.1%
International Flavors & Fragrances, Inc., 6.00%(1)
	9,730	482,122

Real Estate - 41.5%+
American Finance Trust, Inc., Series A, 7.50%(1)	806,980	21,054,108
American Finance Trust, Inc., Series C, 7.38%(1)	24,720	635,551
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	25,352	683,236
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	535,528	11,990,472
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	16,661	423,189
Brookfield Property Partners LP, Series A, 5.75%(1)	179,271	4,248,723
Brookfield Property Partners LP, Series A-1, 6.50%(1)	53,935	1,371,567
Brookfield Property Partners LP, Series A2, 6.38%(1)	55,796	1,409,407
City Office REIT, Inc., Series A, 6.63%(1)	5,188	134,214
Colony Capital, Inc., Series H, 7.13%(1)	354,663	8,806,282
Colony Capital, Inc., Series I, 7.15%(1)	482,314	12,125,374
Colony Capital, Inc., Series J, 7.13%(1)	140,228	3,498,689
DiamondRock Hospitality Co., 8.25%(1)	203,061	5,864,402

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Diversified Healthcare Trust, 5.63%(1)	7,634	$174,055
Diversified Healthcare Trust, 6.25%(1)	73,501	1,794,159
EPR Properties, Series C, 5.75%(1)	74,477	1,955,021
EPR Properties, Series E, 9.00%(1)	365,943	12,947,063
EPR Properties, Series G, 5.75%(1)	218,516	5,537,195
Equity Commonwealth, Series D, 6.50%(1)	200,719	6,148,023
Global Net Lease, Inc., Series A, 7.25%(1)	199,762	5,339,638
Global Net Lease, Inc., Series B, 6.88%(1)	188,931	5,016,137
iStar, Inc., Series D, 8.00%	1,977	50,947
iStar, Inc., Series I, 7.50%(1)	302,874	7,874,724
Lexington Realty Trust, Series C, 6.50%(1)	11,350	676,914
Monmouth Real Estate Investment Corp., Series C, 6.13%(1)	71,499	1,826,800
Office Properties Income Trust, 5.88%	2,771	69,691
Pebblebrook Hotel Trust, Series C, 6.50%(1)	135,528	3,430,214
Pebblebrook Hotel Trust, Series D, 6.38%(1)	60,433	1,525,933
Pebblebrook Hotel Trust, Series E, 6.38%(1)	11,620	297,472
Pebblebrook Hotel Trust, Series F, 6.30%(1)	119,030	3,005,508
Public Storage, Series N, 3.88%(1)	1,700	43,010
RLJ Lodging Trust, Series A, 1.95%(1)	701,937	19,570,004
RPT Realty, Series D, 7.25%(1)	84,144	4,817,244
Saul Centers, Inc., Series E, 6.00%(1)	236,216	6,288,070
SITE Centers Corp., Series A, 6.38%(1)	30,079	795,890
Summit Hotel Properties, Inc., Series D, 6.45%(1)	21,496	556,031
Summit Hotel Properties, Inc., Series E, 6.25%(1)	89,719	2,337,180
Sunstone Hotel Investors, Inc., Series E, 6.95%(1)	12,012	305,585
UMH Properties, Inc., Series C, 6.75%(1)	18,368	477,568
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	100,152	2,597,943
Vornado Realty Trust, Series L, 5.40%	273	7,030
Total Real Estate		167,710,263

Utilities - 21.7%
American Electric Power Co., Inc., 6.13%(1)	59,785	3,000,609
CenterPoint Energy, Inc., Series B, 7.00%(1)	356,301	15,858,957
Dominion Energy, Inc., Series A, 7.25%(1)	82,440	8,503,686
DTE Energy Co., 6.25%(1)	104,857	5,320,444
Essential Utilities, Inc., 6.00%(1)	4,322	255,473
NextEra Energy, Inc., 4.87%(1)	20,790	1,212,889
SCE Trust II, 5.10%	2,259	55,639
SCE Trust III, Series H, 5.75%(1)	509,614	12,944,196
SCE Trust IV, Series J, 5.38%(1)	78,838	1,978,834
SCE Trust V, Series K, 5.45%(1)	26,793	683,489
SCE Trust VI, 5.00%(1)	431,741	10,642,416
Sempra Energy, Series B, 6.75%(1)	10,024	1,051,919
South Jersey Industries, Inc., 5.63%(1)	3,376	88,215
South Jersey Industries, Inc., 8.75%*(1)	256,356	13,584,304
Southern Co., Series 2019, 6.75%(1)	221,557	11,609,587
Southern Co., Series C, 4.20%(1)	35,148	884,324
Total Utilities		87,674,981

Total Preferred Stocks
(Cost $481,469,117)		522,008,694

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCK - 0.7%

Utilities - 0.7%
South Jersey Industries, Inc.(1)(2)
(Cost $2,709,651)	111,997	$2,771,927

TOTAL INVESTMENTS - 129.9%
(Cost $484,178,768)		524,780,621
Liabilities in Excess of Other Assets - (29.9)%		(120,663,873)
Net Assets - 100.0%		$404,116,748

Security Description	Notional Amount	Number of contracts
WRITTEN OPTIONS - (0.0)%(3)
Written Call Options
South Jersey Industries, Inc.,
Expires 05/21/21,
Strike Price $25.00	(31,000)	(310)	$(34,100)
Total Written Options - (0.0)%
(Premiums Received $17,769)			$(34,100)

*Non-income producing security.

+Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2021 was $324,466,288.

(2)Subject to written call options.

(3)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$522,008,694	$—	$—	$522,008,694
Common Stock	2,771,927	—	—	2,771,927
Total	$524,780,621	$—	$—	$524,780,621
Liability Valuation Inputs
Written Option	$34,100	$—	$—	$34,100
Total	$34,100	$—	$—	$34,100

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.9%

Health Care - 96.1%
89bio, Inc.*(1)	11,603	$305,043
Adaptimmune Therapeutics PLC*(2)	74,898	423,923
ADC Therapeutics SA (Switzerland)*	8,974	220,222
Adverum Biotechnologies, Inc.*	21,930	85,527
Affimed NV (Germany)*	43,689	467,035
Agenus, Inc.*	83,682	258,577
Akebia Therapeutics, Inc.*(1)	96,581	308,093
Akero Therapeutics, Inc.*(1)	10,689	329,221
Albireo Pharma, Inc.*	7,488	240,365
Alector, Inc.*(1)	20,368	397,176
Allakos, Inc.*	2,534	276,510
Allogene Therapeutics, Inc.*(1)	10,975	339,347
Allovir, Inc.*(1)	7,640	180,533
ALX Oncology Holdings, Inc.*	3,830	239,988
AnaptysBio, Inc.*(1)	12,747	297,642
Annexon, Inc.*	12,442	247,969
Apellis Pharmaceuticals, Inc.*(1)	5,907	299,308
Applied Molecular Transport, Inc.*(1)	9,641	554,261
Applied Therapeutics, Inc.*(1)	12,709	235,371
Aprea Therapeutics, Inc. (Sweden)*(1)	10,689	50,131
Arcturus Therapeutics Holdings, Inc.*(1)	2,858	104,774
Arcus Biosciences, Inc.*(1)	9,565	322,819
Arcutis Biotherapeutics, Inc.*	10,536	352,956
Ardelyx, Inc.*	44,642	326,333
Arena Pharmaceuticals, Inc.*	4,382	300,737
Arrowhead Pharmaceuticals, Inc.*(1)	4,096	298,025
Arvinas, Inc.*	5,259	362,555
Ascendis Pharma A/S (Denmark)*(2)	1,677	243,115
Atara Biotherapeutics, Inc.*	13,071	183,778
Athenex, Inc.*	24,998	100,242
Atreca, Inc. Class A*	18,272	218,168
Avidity Biosciences, Inc.*(1)	9,336	218,836
Avrobio, Inc.*(1)	22,750	265,720
Axsome Therapeutics, Inc.*(1)	3,849	232,711
BioCryst Pharmaceuticals, Inc.*(1)	36,125	420,314
Bioxcel Therapeutics, Inc.*(1)	6,631	225,255
Black Diamond Therapeutics, Inc.*(1)	8,955	238,561
Bluebird Bio, Inc.*	6,897	206,910
Bridgebio Pharma, Inc.*(1)	5,011	280,215
Calithera Biosciences, Inc.*	62,552	135,738
Cara Therapeutics, Inc.*	20,616	266,977
Cardiff Oncology, Inc.*(1)	15,128	150,221
Celldex Therapeutics, Inc.*	16,843	510,848
CEL-SCI Corp.*(1)	21,702	523,669
ChemoCentryx, Inc.*	4,878	235,754
Codexis, Inc.*(1)	16,310	378,066
Cogent Biosciences, Inc.*(1)	28,732	249,681
Compugen Ltd. (Israel)*(1)	23,778	205,204
Constellation Pharmaceuticals, Inc.*	9,717	210,082
Cortexyme, Inc.*(1)	10,213	400,043

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Crinetics Pharmaceuticals, Inc.*	22,368	$387,190
CRISPR Therapeutics AG (Switzerland)*	2,039	267,660
Cue Biopharma, Inc.*	22,540	273,410
CureVac NV (Germany)*	2,534	296,326
Cytokinetics, Inc.*(1)	14,461	367,888
CytomX Therapeutics, Inc.*	38,869	363,814
Denali Therapeutics, Inc.*(1)	3,734	225,683
Dicerna Pharmaceuticals, Inc.*	12,423	387,473
Dynavax Technologies Corp.*(1)	59,408	592,892
Editas Medicine, Inc.*(1)	4,992	184,754
Fate Therapeutics, Inc.*	3,182	278,075
FibroGen, Inc.*(1)	6,993	156,084
Forma Therapeutics Holdings, Inc.*	6,421	173,046
Frequency Therapeutics, Inc.*(1)	8,364	97,106
G1 Therapeutics, Inc.*(1)	15,681	330,399
Gamida Cell Ltd. (Israel)*(1)	33,781	249,304
Geron Corp.*	176,509	255,938
Gossamer Bio, Inc.*(1)	29,113	251,536
Harpoon Therapeutics, Inc.*	21,740	492,194
Homology Medicines, Inc.*	25,665	173,752
Humanigen, Inc.*(1)	25,684	494,674
IGM Biosciences, Inc.*(1)	3,506	247,944
I-Mab (China)*(1)(2)	8,040	491,324
Immatics NV (Germany)*(1)	31,762	388,132
ImmunityBio, Inc.*	26,427	469,079
ImmunoGen, Inc.*	42,298	340,922
Immunovant, Inc.*	6,269	98,298
Inhibrx, Inc.*(1)	7,431	158,503
Inovio Pharmaceuticals, Inc.*(1)	29,494	200,854
Intellia Therapeutics, Inc.*	5,887	451,945
Iovance Biotherapeutics, Inc.*(1)	6,116	192,287
iTeos Therapeutics, Inc.*	10,327	242,788
IVERIC bio, Inc.*	44,261	309,827
Kadmon Holdings, Inc.*(1)	69,335	281,500
Karuna Therapeutics, Inc.*	3,258	361,671
Keros Therapeutics, Inc.*	3,906	229,673
Kezar Life Sciences, Inc.*	55,540	323,798
Kiniksa Pharmaceuticals Ltd. Class A*	15,776	259,673
Kodiak Sciences, Inc.*(1)	2,363	285,545
Krystal Biotech, Inc.*	5,259	417,775
Kura Oncology, Inc.*	7,431	200,117
Legend Biotech Corp.*(1)(2)	10,232	307,983
MacroGenics, Inc.*	12,937	418,641
Madrigal Pharmaceuticals, Inc.*	2,553	347,463
Marinus Pharmaceuticals, Inc.*(1)	23,416	344,449
MEI Pharma, Inc.*	106,088	387,221
MeiraGTx Holdings PLC*	23,702	355,056
Mersana Therapeutics, Inc.*	12,042	191,829
Mirati Therapeutics, Inc.*	1,315	218,579
Mirum Pharmaceuticals, Inc.*	12,804	250,190

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Molecular Templates, Inc.*	29,895	$279,817
Morphic Holding, Inc.*	9,146	506,688
Myovant Sciences Ltd.*(1)	12,747	266,412
NextCure, Inc.*	24,960	218,899
NGM Biopharmaceuticals, Inc.*	11,127	305,992
Nkarta, Inc.*(1)	4,420	140,777
Novavax, Inc.*(1)	2,363	559,866
Odonate Therapeutics, Inc.*(1)	19,853	66,508
Orchard Therapeutics PLC (United Kingdom)*(1)(2)	67,506	402,336
ORIC Pharmaceuticals, Inc.*	8,593	207,349
Oyster Point Pharma, Inc.*(1)	15,338	316,730
Phathom Pharmaceuticals, Inc.*	6,916	266,404
Pliant Therapeutics, Inc.*(1)	11,203	375,300
Precigen, Inc.*(1)	33,267	257,320
Precision BioSciences, Inc.*(1)	38,240	355,250
Protagonist Therapeutics, Inc.*	14,671	424,579
Prothena Corp. PLC (Ireland)*	24,121	640,171
Provention Bio, Inc.*(1)	16,538	118,908
RAPT Therapeutics, Inc.*	12,651	277,563
Reata Pharmaceuticals, Inc. Class A*(1)	2,591	262,727
REGENXBIO, Inc.*	7,640	265,032
Relay Therapeutics, Inc.*	7,012	222,351
Relmada Therapeutics, Inc.*	9,146	352,670
Repare Therapeutics, Inc. (Canada)*(1)	7,774	254,210
Replimune Group, Inc.*	7,050	257,959
REVOLUTION Medicines, Inc.*	7,088	235,251
Rhythm Pharmaceuticals, Inc.*	10,174	219,351
Rigel Pharmaceuticals, Inc.*(1)	94,066	349,926
Rocket Pharmaceuticals, Inc.*(1)	5,468	250,653
Rubius Therapeutics, Inc.*	35,172	880,003
Sangamo Therapeutics, Inc.*(1)	23,474	276,524
Scholar Rock Holding Corp.*	6,402	207,105
Selecta Biosciences, Inc.*	97,495	292,485
Seres Therapeutics, Inc.*	12,385	257,732
Sorrento Therapeutics, Inc.*(1)	41,003	337,455
SpringWorks Therapeutics, Inc.*	4,096	294,339
Stoke Therapeutics, Inc.*(1)	5,487	177,230
Sutro Biopharma, Inc.*	14,137	289,950
Syndax Pharmaceuticals, Inc.*	12,099	192,858
Syros Pharmaceuticals, Inc.*	26,370	159,275
TCR2 Therapeutics, Inc.*	10,918	247,948
TG Therapeutics, Inc.*(1)	7,012	313,507
Translate Bio, Inc.*(1)	11,413	265,010

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Tricida, Inc.*	39,478	$183,573
Turning Point Therapeutics, Inc.*	2,420	184,477
uniQure NV (Netherlands)*	6,611	213,337
Vaxart, Inc.*(1)	39,802	429,066
Verastem, Inc.*	135,297	415,362
Viking Therapeutics, Inc.*(1)	45,766	292,445
Vir Biotechnology, Inc.*	9,412	449,329
Voyager Therapeutics, Inc.*	36,525	176,050
WaVe Life Sciences Ltd.*	33,343	205,059
XBiotech, Inc.*	16,214	276,935
Xencor, Inc.*(1)	6,688	284,641
Xenon Pharmaceuticals, Inc. (Canada)*	25,379	464,943
Zentalis Pharmaceuticals, Inc.*	5,945	352,657
ZIOPHARM Oncology, Inc.*(1)	99,382	343,862
Zymeworks, Inc. (Canada)*	5,964	193,949
Total Health Care		46,310,918

Materials - 2.8%
Amyris, Inc.*(1)	94,352	1,373,765

Total Common Stocks
(Cost $48,347,604)		47,684,683

SECURITIES LENDING COLLATERAL - 12.7%
Money Market Fund - 12.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $6,112,378)	6,112,378	6,112,378

TOTAL INVESTMENTS - 111.6%
(Cost $54,459,982)		53,797,061
Liabilities in Excess of Other Assets - (11.6)%		(5,592,549)
Net Assets - 100.0%		$48,204,512

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $13,196,386; total market value of collateral held by the Fund was $13,641,175. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $7,528,797.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2021.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$47,684,683	$—	$—	$47,684,683
Money Market Fund	6,112,378	—	—	6,112,378
Total	$53,797,061	$—	$—	$53,797,061

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.5%

Health Care - 98.5%
ACADIA Pharmaceuticals, Inc.*	12,004	$246,802
Acceleron Pharma, Inc.*	4,810	601,106
Agios Pharmaceuticals, Inc.*(1)	18,328	1,022,702
Alexion Pharmaceuticals, Inc.*	4,009	676,238
Alnylam Pharmaceuticals, Inc.*	4,721	663,961
Amgen, Inc.	2,750	659,010
Amicus Therapeutics, Inc.*	26,201	257,818
BeiGene Ltd. (China)*(2)	2,739	940,956
Biogen, Inc.*	2,550	681,691
Biohaven Pharmaceutical Holding Co., Ltd.*	7,193	540,194
BioMarin Pharmaceutical, Inc.*	7,550	588,296
BioNTech SE (Germany)*(2)	5,779	1,088,070
Blueprint Medicines Corp.*	5,334	513,771
Deciphera Pharmaceuticals, Inc.*	10,979	509,096
Enanta Pharmaceuticals, Inc.*	14,721	746,944
Epizyme, Inc.*(1)	47,948	374,474
Esperion Therapeutics, Inc.*(1)	21,157	570,181
Exelixis, Inc.*	30,432	749,236
Gilead Sciences, Inc.	10,578	671,386
Global Blood Therapeutics, Inc.*(1)	14,654	597,590
Halozyme Therapeutics, Inc.*	14,954	746,952
Harmony Biosciences Holdings, Inc.*(1)	15,322	448,935
Incyte Corp.*	7,204	615,078
Insmed, Inc.*	15,678	528,819
Intercept Pharmaceuticals, Inc.*(1)	19,375	383,237
Intra-Cellular Therapies, Inc.*(1)	24,764	852,625
Ionis Pharmaceuticals, Inc.*(1)	13,084	560,257
Ironwood Pharmaceuticals, Inc.*(1)	51,311	566,473
Karyopharm Therapeutics, Inc.*(1)	40,187	375,347
Ligand Pharmaceuticals, Inc.*(1)	6,147	896,786
Moderna, Inc.*	4,031	720,823
Nektar Therapeutics*(1)	35,476	695,684

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Neurocrine Biosciences, Inc.*(1)	6,692	$632,327
Omeros Corp.*(1)	41,200	727,592
PTC Therapeutics, Inc.*	9,476	390,506
Radius Health, Inc.*(1)	42,536	948,553
Regeneron Pharmaceuticals, Inc.*	1,247	600,181
Sage Therapeutics, Inc.*(1)	8,852	697,184
Sarepta Therapeutics, Inc.*(1)	3,686	261,116
Seagen, Inc.*	3,229	464,201
Theravance Biopharma, Inc.*(1)	32,871	648,874
Travere Therapeutics, Inc.*(1)	23,907	590,981
Ultragenyx Pharmaceutical, Inc.*	4,087	456,273
United Therapeutics Corp.*	4,376	882,027
Vanda Pharmaceuticals, Inc.*	47,914	795,372
Vertex Pharmaceuticals, Inc.*	2,739	597,650
Y-mAbs Therapeutics, Inc.*(1)	11,993	360,629
Total Health Care		29,144,004

Total Common Stocks
(Cost $29,005,390)		29,144,004

SECURITIES LENDING COLLATERAL - 2.9%
Money Market Fund - 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $868,525)	868,525	868,525

TOTAL INVESTMENTS - 101.4%
(Cost $29,873,915)		30,012,529
Liabilities in Excess of Other Assets - (1.4)%		(420,573)
Net Assets - 100.0%		$29,591,956

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,466,315; total market value of collateral held by the Fund was $8,764,924. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $7,896,399.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2021.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$29,144,004	$—	$—	$29,144,004
Money Market Fund	868,525	—	—	868,525
Total	$30,012,529	$—	$—	$30,012,529

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS - 41.9%

Communication Services - 3.7%
Cars.com, Inc., 6.38%, 11/01/28(1)	$40,000	$41,845
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	20,000	20,900
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	40,000	40,746
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	29,000	30,026
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	6,000	6,274
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	15,000	15,247
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	25,000	18,281
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	40,000	21,663
DISH DBS Corp., 7.75%, 07/01/26	13,000	14,999
Frontier Communications Corp., 6.75%, 05/01/29(1)	45,000	47,468
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	31,162
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	15,133
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	25,000	24,250
Live Nation Entertainment, Inc., 5.63%, 03/15/26(1)	20,000	20,830
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	35,000	35,361
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	25,000	24,834
Meredith Corp., 6.88%, 02/01/26	16,000	16,440
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(1)	20,000	20,400
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	5,000	5,007
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	20,000	22,700
Playtika Holding Corp., 4.25%, 03/15/29(1)	30,000	29,850
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	5,000	5,099
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	40,000	41,727
T-Mobile USA, Inc., 2.63%, 04/15/26	5,000	5,092
T-Mobile USA, Inc., 3.38%, 04/15/29	5,000	5,089
T-Mobile USA, Inc., 3.88%, 04/15/30(1)	55,000	59,980
TripAdvisor, Inc., 7.00%, 07/15/25(1)	25,000	27,031
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	57,956
Univision Communications, Inc., 5.13%, 02/15/25(1)	35,000	35,637
Total Communication Services		741,027

Consumer Discretionary - 5.2%
Adtalem Global Education, Inc., 5.50%, 03/01/28(1)	40,000	40,150
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	50,000	52,875
Aramark Services, Inc., 6.38%, 05/01/25(1)	40,000	42,600

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27, 7.75% Cash. 8.50% PIK(1)(2)	$25,000	$25,799
Block Financial LLC, 3.88%, 08/15/30	55,000	58,533
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/29(1)	5,000	5,131
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	10,000	10,645
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	5,000	5,562
Carnival Corp., 11.50%, 04/01/23(1)	15,000	17,257
Carnival Corp., 7.63%, 03/01/26(1)	5,000	5,481
Carriage Services, Inc., 4.25%, 05/15/29(1)	20,000	19,925
Carvana Co., 5.63%, 10/01/25(1)	25,000	25,781
Carvana Co., 5.88%, 10/01/28(1)	20,000	20,796
Cinemark USA, Inc., 5.88%, 03/15/26(1)	30,000	31,125
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	45,000	48,656
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	22,837
Crocs, Inc., 4.25%, 03/15/29(1)	30,000	30,539
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	31,000	32,353
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	5,000	4,950
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	5,000	4,956
FirstCash, Inc., 4.63%, 09/01/28(1)	20,000	20,577
Ford Motor Co., 9.00%, 04/22/25	34,000	41,565
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	26,344
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	45,000	46,519
M/I Homes, Inc., 4.95%, 02/01/28	55,000	57,938
Magic Mergeco, Inc., 7.88%, 05/01/29(1)	10,000	10,288
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	25,000	25,000
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(1)	10,000	10,660
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	30,000	30,489
NCL Corp. Ltd., 5.88%, 03/15/26(1)	20,000	20,930
NCL Finance Ltd., 6.13%, 03/15/28(1)	10,000	10,547
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	30,000	30,724
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	5,000	5,324
PulteGroup, Inc., 7.88%, 06/15/32	25,000	35,370
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(1)	20,000	22,104
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	5,000	5,250
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	26,969
Station Casinos LLC, 4.50%, 02/15/28(1)	25,000	25,094
Tenneco, Inc., 5.13%, 04/15/29(1)	45,000	44,719
Under Armour, Inc., 3.25%, 06/15/26	30,000	30,525

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	$25,000	$25,881
Total Consumer Discretionary		1,058,768

Consumer Staples - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26(1)	60,000	60,032
Kraft Heinz Foods Co., 3.88%, 05/15/27	35,000	38,146
Post Holdings, Inc., 4.50%, 09/15/31(1)	50,000	49,702
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	10,000	10,138
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	30,000	31,066
Vector Group Ltd., 5.75%, 02/01/29(1)	10,000	10,077
Total Consumer Staples		199,161

Energy - 5.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/26(1)	20,000	21,825
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	35,000	35,710
Antero Resources Corp., 8.38%, 07/15/26(1)	15,000	16,862
Antero Resources Corp., 7.63%, 02/01/29(1)	5,000	5,428
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	20,000	21,508
Callon Petroleum Co., 6.13%, 10/01/24	25,172	23,369
Cheniere Energy Partners LP, 5.63%, 10/01/26	30,000	31,312
Cheniere Energy, Inc., 4.63%, 10/15/28(1)	15,000	15,658
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	30,000	31,688
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	5,000	5,394
Cimarex Energy Co., 4.38%, 03/15/29	45,000	50,557
Citgo Holding, Inc., 9.25%, 08/01/24(1)	10,000	10,313
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	46,631
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	52,000	52,942
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,938
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	11,055
EQM Midstream Partners LP, 4.50%, 01/15/29(1)	5,000	4,975
EQM Midstream Partners LP, 4.75%, 01/15/31(1)	5,000	4,956
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	60,000	61,191
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	10,000	10,325
HollyFrontier Corp., 5.88%, 04/01/26	45,000	51,708
Indigo Natural Resources LLC, 5.38%, 02/01/29(1)	40,000	39,750
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	43,000	60,691
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	20,000	20,631
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(3)(4)	12,000	75
Occidental Petroleum Corp., 2.70%, 08/15/22	10,000	10,075
Occidental Petroleum Corp., 5.88%, 09/01/25	20,000	21,875
Occidental Petroleum Corp., 3.50%, 08/15/29	10,000	9,563

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Occidental Petroleum Corp., 6.63%, 09/01/30	$20,000	$22,826
Occidental Petroleum Corp., 6.13%, 01/01/31	20,000	22,275
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	25,000	26,297
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	45,000	45,312
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/30	50,000	51,557
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	55,410
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	25,000	26,234
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31(1)	5,000	5,233
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	3,846
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	18,000	18,899
WPX Energy, Inc., 4.50%, 01/15/30	35,000	37,748
Total Energy		1,002,642

Financials - 10.3%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,898
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	10,000	9,787
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(5)	55,000	59,111
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(3)(5)	73,000	74,183
Athene Global Funding, 2.45%, 08/20/27(1)	70,000	71,260
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(5)	65,000	65,636
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(5)	45,000	48,770
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(3)(5)	65,000	71,825
Brighthouse Financial, Inc., 3.70%, 06/22/27	11,000	11,909
Brighthouse Financial, Inc., 5.63%, 05/15/30	40,000	47,851
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	50,000	54,643
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	25,000	25,411
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(3)(5)	50,000	50,710
Citadel LP, 4.88%, 01/15/27(1)	50,000	53,051
Citigroup, Inc., Series W, 4.00%, (US 5 Year CMT T- Note + 3.60%), perpetual(3)(5)	30,000	30,459
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(5)	80,000	89,289
Corporate Office Properties LP, 2.75%, 04/15/31	50,000	49,414
Discover Financial Services, Series D, 6.13%, (US 5 Year CMT T- Note + 5.78%), perpetual(3)(5)	20,000	22,625
Fifth Third Bancorp, Series L, 4.50%, (US 5 Year CMT T- Note + 4.22%), perpetual(3)(5)	52,000	55,575

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(5)	$75,000	$71,302
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	45,000	47,511
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	20,000	20,425
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27(1)	5,000	5,106
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(3)(5)	34,000	35,105
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(5)	105,000	107,954
JPMorgan Chase & Co., 2.58%, (SOFR + 1.25%), 04/22/32(5)	95,000	95,468
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(3)(5)	45,000	50,504
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	24,576
Lincoln National Corp., 2.23%, (3-Month USD LIBOR + 2.04%), 04/20/67(5)	45,000	37,097
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(3)(5)	30,000	31,650
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(3)(5)	52,000	59,956
Morgan Stanley, 3.95%, 04/23/27	75,000	83,655
Navient Corp., 6.75%, 06/25/25	44,000	47,938
OneMain Finance Corp., 7.13%, 03/15/26	42,000	49,140
Prospect Capital Corp., 3.71%, 01/22/26	45,000	45,568
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(5)	65,000	70,525
Santander Holdings USA, Inc., 4.40%, 07/13/27	59,000	65,737
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(5)	25,000	26,921
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(5)	67,000	67,586
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(3)(5)	50,000	55,754
Wells Fargo & Co., 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(3)(5)	70,000	71,612
Total Financials		2,093,497

Health Care - 3.2%
Akumin, Inc., 7.00%, 11/01/25(1)	45,000	47,035
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	26,625
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	10,000	11,150
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	40,000	43,552
Centene Corp., 4.63%, 12/15/29	20,000	21,677
Charles River Laboratories International, Inc., 3.75%, 03/15/29(1)	10,000	10,187
Charles River Laboratories International, Inc., 4.00%, 03/15/31(1)	10,000	10,323
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	21,121

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	$20,000	$20,929
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	15,000	14,907
DaVita, Inc., 4.63%, 06/01/30(1)	30,000	30,413
Encompass Health Corp., 4.50%, 02/01/28	25,000	25,968
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29(1)	15,000	14,869
HCA, Inc., 5.63%, 09/01/28	17,000	19,848
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	35,000	38,142
Illumina, Inc., 2.55%, 03/23/31	22,000	21,848
Jaguar Holding Co. II / PPD Development LP, 5.00%, 06/15/28(1)	15,000	16,376
Lannett Co., Inc., 7.75%, 04/15/26(1)	10,000	10,131
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	20,000	21,300
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	20,000	20,026
LifePoint Health, Inc., 5.38%, 01/15/29(1)	10,000	10,015
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	2,000	2,198
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	15,000	15,806
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,386
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	12,203
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	32,953
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	20,000	17,750
Tenet Healthcare Corp., 7.50%, 04/01/25(1)	5,000	5,394
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	48,000	50,402
Viatris, Inc., 2.70%, 06/22/30(1)	45,000	44,504
Total Health Care		643,038

Industrials - 4.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	58,233
American Airlines Group, Inc., 5.00%, 06/01/22(1)	40,000	39,750
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	68,956
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(1)	5,000	5,256
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	61,000	63,188
Boeing Co. (The), 5.15%, 05/01/30	35,000	40,741
Boeing Co. (The), 3.75%, 02/01/50	20,000	19,510
Boeing Co. (The), 5.93%, 05/01/60	13,000	16,995
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	39,854
CoStar Group, Inc., 2.80%, 07/15/30(1)	58,000	57,476
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	55,000	57,120
Delta Air Lines, Inc., 3.75%, 10/28/29	30,000	29,910
General Electric Co., Series D, 3.51%, (3-Month USD LIBOR + 3.33%), perpetual(3)(5)	65,000	61,872
Howmet Aerospace, Inc., 6.88%, 05/01/25	20,000	23,225
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	15,419
Spirit AeroSystems, Inc., 3.95%, 06/15/23	20,000	19,862
Spirit AeroSystems, Inc., 5.50%, 01/15/25(1)	40,000	42,350

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60(5)	$47,500	$50,602
TransDigm, Inc., 6.25%, 03/15/26(1)	20,000	21,200
TransDigm, Inc., 5.50%, 11/15/27	40,000	41,680
Uber Technologies, Inc., 7.50%, 05/15/25(1)	40,000	43,335
United Airlines, Inc., 4.38%, 04/15/26(1)	5,000	5,195
United Airlines, Inc., 4.63%, 04/15/29(1)	5,000	5,202
Total Industrials		826,931

Information Technology - 3.7%
Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,300
Broadcom, Inc., 4.15%, 11/15/30	55,000	60,180
Broadcom, Inc., 2.45%, 02/15/31(1)	17,000	16,231
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	83,678
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	49,000	72,588
HP, Inc., 3.40%, 06/17/30	65,000	69,458
J2 Global, Inc., 4.63%, 10/15/30(1)	65,000	66,622
Motorola Solutions, Inc., 4.60%, 02/23/28	30,000	34,503
Motorola Solutions, Inc., 4.60%, 05/23/29	10,000	11,500
NCR Corp., 5.13%, 04/15/29(1)	30,000	30,900
Plantronics, Inc., 4.75%, 03/01/29(1)	30,000	29,588
Rocket Software, Inc., 6.50%, 02/15/29(1)	30,000	30,405
Science Applications International Corp., 4.88%, 04/01/28(1)	40,000	41,371
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/25(1)	45,000	46,631
Viasat, Inc., 5.63%, 09/15/25(1)	50,000	51,188
Vontier Corp., 2.95%, 04/01/31(1)	51,000	50,277
Xerox Holdings Corp., 5.50%, 08/15/28(1)	35,000	36,619
Total Information Technology		753,039

Materials - 1.9%
Chemours Co. (The), 5.75%, 11/15/28(1)	25,000	26,592
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	38,019
Commercial Metals Co., 3.88%, 02/15/31	20,000	20,027
Freeport-McMoRan, Inc., 5.45%, 03/15/43	30,000	36,675
Hecla Mining Co., 7.25%, 02/15/28	35,000	38,365
Louisiana-Pacific Corp., 3.63%, 03/15/29(1)	50,000	50,188
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	30,000	29,213
Nutrition & Biosciences, Inc., 2.30%, 11/01/30(1)	40,000	39,010
Resolute Forest Products, Inc., 4.88%, 03/01/26(1)	20,000	20,425
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	30,000	31,956
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	40,866
U.S. Steel Corp., 6.88%, 03/01/29	20,000	20,904
Total Materials		392,240

Real Estate - 2.4%
American Assets Trust LP, 3.38%, 02/01/31	60,000	60,326
EPR Properties, 4.75%, 12/15/26	50,000	52,593
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	35,000	37,145

Security Description	Principal	Value

CORPORATE BONDS (continued)

Real Estate (continued)
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	$52,000	$58,814
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	18,674
Iron Mountain, Inc., 5.25%, 07/15/30(1)	10,000	10,401
iStar, Inc., 4.25%, 08/01/25	40,000	40,618
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,602
Office Properties Income Trust, 4.50%, 02/01/25	50,000	53,634
Retail Properties of America, Inc., 4.75%, 09/15/30	55,000	59,674
Service Properties Trust, 4.38%, 02/15/30	55,000	51,284
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 02/15/25(1)	20,000	21,575
Total Real Estate		475,340

Utilities - 1.4%
American Electric Power Co., Inc., 2.30%, 03/01/30	67,000	66,185
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(5)	80,000	88,000
DPL, Inc., 4.35%, 04/15/29	38,000	41,261
National Fuel Gas Co., 2.95%, 03/01/31	20,000	19,550
PG&E Corp., 5.25%, 07/01/30	35,000	37,406
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	35,000	35,278
Total Utilities		287,680

Total Corporate Bonds
(Cost $8,168,328)		8,473,363

TERM LOANS - 17.3%

Aerospace - 0.9%
AI Convoy Luxembourg Sarl, 4.50%, (6-Month USD LIBOR + 3.50%), 01/18/27(5)	34,563	34,584
AI Convoy Luxembourg Sarl, 4.50%, (2-Month USD LIBOR + 3.50%), 01/18/27(5)	88	88
Amentum Government Services Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 01/29/27(5)	15,000	15,087
American Airlines, Inc., 0.00%, (1-Month USD LIBOR + 4.75%), 04/20/28(6)	5,000	5,149
Brown Group Holding LLC, 0.00%, (1-Month USD LIBOR + 2.75%), 04/22/28(6)	40,000	39,850
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(5)	30,000	32,062
TransDigm, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 12/09/25(5)	32,461	32,100
United Airlines, Inc., 0.00%, (1-Month USD LIBOR + 3.75%), 04/21/28(6)	15,000	15,197
Total Aerospace		174,117

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Chemicals - 0.3%
Aruba Investments Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.00%), 11/24/27(5)	$15,000	$15,019
CPC Acquisition Corp., 0.00%, (1-Month USD LIBOR + 3.75%), 12/29/27(6)	10,000	10,019
CPC Acquisition Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 12/29/27(5)	5,000	5,009
Herens US Holdco Corp., 0.00%, (1-Month USD LIBOR + 4.00%), 04/29/28(6)	20,000	19,962
Innophos Holdings, Inc., 3.61%, (1-Month USD LIBOR + 3.50%), 02/05/27(5)	19,800	19,788
Total Chemicals		69,797

Consumer Durables - 0.1%
Resideo Funding, Inc., 2.75%, (3-Month USD LIBOR + 2.25%), 02/11/28(5)	20,000	19,988

Consumer Non-Durables - 0.8%
American Greetings Corp., 5.50%, (1-Month USD LIBOR + 4.50%), 04/06/24(5)	13,186	13,215
Diamond (BC) B.V., 3.19%, (3-Month USD LIBOR + 3.00%), 09/06/24(5)	44,362	44,240
Diamond (BC) B.V., 3.15%, (2-Month USD LIBOR + 3.00%), 09/06/24(5)	115	115
Parfums Holding Co., Inc., 4.11%, (1-Month USD LIBOR + 4.00%), 06/28/24(5)	48,502	48,126
Rodan & Fields, LLC, 4.11%, (1-Month USD LIBOR + 4.00%), 06/16/25(5)	31,786	25,945
Zep Inc., 0.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(6)	20,000	19,836
Zep Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(5)	19,897	19,734
Total Consumer Non-Durables		171,211

Energy - 0.4%
CITGO Petroleum Corp., 7.25%, (3-Month USD LIBOR + 6.25%), 03/28/24(5)	35,735	35,854
Hamilton Projects Acquiror LLC, 5.75%, (3-Month USD LIBOR + 4.75%), 06/17/27(5)	24,813	24,828
Traverse Midstream Partners LLC, 6.50%, (1-Month USD LIBOR + 5.50%), 09/27/24(5)	23,676	23,717
Total Energy		84,399

Financials - 0.8%
Asurion LLC, 3.36%, (1-Month USD LIBOR + 3.25%), 07/31/27(5)	15,000	14,908
Asurion LLC, 5.36%, (1-Month USD LIBOR + 5.25%), 01/31/28(5)	15,000	15,240
Avolon TLB Borrower 1 US LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 12/01/27(5)	14,963	14,974
Citadel Securities LP, 2.61%, (1-Month USD LIBOR + 2.50%), 02/02/28(5)	20,000	19,844
Deerfield Dakota Holding LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 04/09/27(5)	24,837	24,927
iStar, Inc. (fka iStar Financial, Inc.), 2.86%, (1-Month USD LIBOR + 2.75%), 06/28/23(5)	37,238	37,238

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
RealPage, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 02/18/28(5)	$15,000	$14,948
RealPage, Inc., 0.00%, (1-Month USD LIBOR + 3.25%), 02/18/28(6)	10,000	9,965
Zebra Buyer LLC, 0.00%, (1-Month USD LIBOR + 3.25%), 04/21/28(6)	5,000	5,001
Total Financials		157,045

Food/Tobacco - 0.7%
Chobani LLC, 4.50%, (1-Month USD LIBOR + 3.50%), 10/25/27(5)	9,950	9,968
City Brewing Co LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 03/31/28(5)	5,000	5,019
Froneri US, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 01/29/27(5)	34,738	34,277
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 3.80%, (1-Month USD LIBOR + 3.69%), 05/23/25(5)	24,746	24,562
Milk Specialties Co., 5.00%, (1-Month USD LIBOR + 4.00%), 08/16/23(5)	26,125	26,162
Shearer’s Foods LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 09/23/27(5)	19,691	19,700
Triton Water Holdings, Inc., 4.00%, (3-Month USD LIBOR + 3.50%), 03/17/28(5)	20,000	19,956
Total Food/Tobacco		139,644

Forest Prod/Containers - 0.3%
Anchor Glass Container Corp., 0.00%, (3-Month USD LIBOR + 2.75%), 12/07/23(6)	14,961	13,564
Kloeckner Pentaplast of America, Inc., 5.25%, (3-Month USD LIBOR + 4.75%), 02/04/26(5)	40,000	39,962
Total Forest Prod/Containers		53,526

Gaming/Leisure - 1.0%
Carnival Corp., 8.50%, (1-Month USD LIBOR + 7.50%), 06/30/25(5)	4,963	5,122
CCM Merger, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 11/04/25(5)	9,964	10,007
ECL Entertainment LLC, 0.00%, (1-Month USD LIBOR + 7.50%), 03/31/28(6)	5,000	5,113
Everi Payments, Inc., 3.50%, (1-Month USD LIBOR + 2.75%), 05/09/24(5)	20,000	19,887
J&J Ventures Gaming LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 04/07/28(5)	25,000	25,000
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(5)	50,919	48,863
Pug LLC, 3.61%, (1-Month USD LIBOR + 3.50%), 02/12/27(5)	34,563	33,634
Scientific Games International, Inc., 2.86%, (1-Month USD LIBOR + 2.75%), 08/14/24(5)	18,418	18,181
Stars Group Holdings BV, 3.70%, (3-Month USD LIBOR + 3.50%), 07/10/25(5)	18,769	18,839
William Morris Endeavor Entertainment LLC, 0.00%, (1-Month USD LIBOR + 2.75%), 05/19/25(6)	30,000	29,363
Total Gaming/Leisure		214,009

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Health Care - 4.3%
Accelerated Health Systems, LLC, 3.61%, (1-Month USD LIBOR + 3.50%), 10/31/25(5)	$38,953	$38,831
AHP Health Partners, Inc., 4.75%, (1-Month USD LIBOR + 3.75%), 06/30/25(5)	47,623	47,779
Athenahealth, Inc., 4.45%, (3-Month USD LIBOR + 4.25%), 02/11/26(5)	10,000	10,047
Azalea Topco, Inc., 4.75%, (3-Month USD LIBOR + 4.00%), 07/24/26(5)	19,900	19,929
Azalea Topco, Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 07/24/26(5)	50	50
Azalea Topco, Inc., 0.00%, (1-Month USD LIBOR + 4.00%), 07/24/26(6)	30,000	30,044
Bella Holding Co LLC, 0.00%, (1-Month USD LIBOR + 3.75%), 04/01/28(6)	15,000	14,947
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.00%, (3-Month USD LIBOR + 3.00%), 06/07/23(5)	85,160	85,034
Concordia Healthcare Corp., 6.50%, (1-Month USD LIBOR + 5.50%), 09/06/24(5)	151,050	150,987
Envision Health Care Corp., 3.86%, (1-Month USD LIBOR + 3.75%), 10/10/25(5)	30,199	25,436
eResearchTechnology, Inc., 5.50%, (1-Month USD LIBOR + 4.50%), 02/04/27(5)	5,000	5,018
Insulet Corp., 0.00%, (1-Month USD LIBOR + 3.25%), 04/28/28(6)	10,000	10,038
Jazz Financing Lux Sarl, 0.00%, (1-Month USD LIBOR + 3.50%), 04/22/28(6)	25,000	25,083
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 10/01/27(5)	29,925	29,991
One Call Corp., 0.00%, (3-Month USD LIBOR + 5.50%), 04/08/27(6)	50,000	50,438
Ortho-Clinical Diagnostics, Inc., 3.36%, (1-Month USD LIBOR + 3.25%), 06/30/25(5)	17,739	17,737
Packaging Coordinators Midco, Inc., 4.50%, (6-Month USD LIBOR + 3.75%), 11/30/27(5)	20,000	20,019
PetVet Care Centers LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 02/14/25(5)	19,924	19,931
PetVet Care Centers LLC, 0.00%, (1-Month USD LIBOR + 3.50%), 02/14/25(6)	30,000	30,009
PetVet Care Centers LLC, 3.36%, (1-Month USD LIBOR + 3.25%), 02/14/25(5)	8,228	8,188
Phoenix Guarantor, Inc., 3.61%, (1-Month USD LIBOR + 3.50%), 03/05/26(5)	39,975	39,675
Phoenix Guarantor, Inc., 3.36%, (1-Month USD LIBOR + 3.25%), 03/05/26(5)	39,599	39,189
Pluto Acquisition I, Inc., 5.50%, (1-Month USD LIBOR + 5.00%), 06/20/26(5)	14,963	15,065
Sotera Health Holdings LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 12/13/26(5)	10,000	9,962
Sunshine Luxembourg VII Sarl, 3.75%, (3-Month USD LIBOR + 3.75%), 10/02/26(5)	15,000	15,023
Surgery Center Holdings, Inc., 0.00%, (1-Month USD LIBOR + 3.75%), 08/31/26(6)	25,000	24,875
TTF Holdings LLC, 5.00%, (1-Month USD LIBOR + 4.25%), 03/25/28(5)	10,000	9,975

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
Verscend Holding, Corp., 0.00%, (1-Month USD LIBOR + 4.00%), 08/27/25(6)	$10,000	$10,013
Viant Medical Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 07/02/25(5)	64,847	63,114
Waystar Technologies, Inc., 4.11%, (1-Month USD LIBOR + 4.00%), 10/22/26(5)	4,975	4,963
Total Health Care		871,390

Housing - 0.1%
84 Lumber Co., 0.00%, (1-Month USD LIBOR + 3.00%), 11/06/26(6)	20,000	20,042

Information Technology - 2.0%
Applied Systems, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 09/19/25(5)	50,000	50,552
Austin BidCo, Inc., 5.00%, (1-Month USD LIBOR + 4.25%), 02/11/28(5)	5,000	5,064
Barracuda Networks, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/12/25(5)	19,900	19,908
Boxer Parent Co, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 10/02/25(5)	17,122	17,061
Epicor Software Corp., 0.00%, (1-Month USD LIBOR + 3.25%), 07/30/27(6)	25,000	24,997
Epicor Software Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 07/30/27(5)	24,875	24,872
Greeneden US Holdings II LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/01/27(5)	14,963	15,013
Hyland Software, Inc., 0.00%, (1-Month USD LIBOR + 3.50%), 07/01/24(6)	4,987	4,998
Hyland Software, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 07/01/24(5)	24,872	24,924
Infinite Bidco LLC, 4.25%, (3-Month USD LIBOR + 3.75%), 03/02/28(5)	30,000	29,788
Infinite Bidco LLC, 7.50%, (3-Month USD LIBOR + 7.00%), 02/23/29(5)	10,000	10,075
ION Trading Finance Ltd, 4.95%, (3-Month USD LIBOR + 4.75%), 03/26/28(5)	5,000	5,011
Masergy Holdings, Inc., 0.00%, (3-Month USD LIBOR + 3.25%), 12/15/23(6)	20,000	20,008
Masergy Holdings, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 12/15/23(5)	19,896	19,904
Project Ruby Ultimate Parent Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 03/03/28(5)	30,000	29,831
Sophia LP, 4.50%, (3-Month USD LIBOR + 3.75%), 10/07/27(5)	24,938	24,969
Thoughtworks, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 03/17/28(5)	10,000	9,979
UKG, Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 05/04/26(5)	39,813	39,906
Ultra Clean Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 08/27/25(5)	9,938	9,956
Vertiv Group Corp., 2.86%, (1-Month USD LIBOR + 2.75%), 03/02/27(5)	19,800	19,717
Total Information Technology		406,533

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing - 1.1%
Alliance Laundry Systems LLC, 0.00%, (1-Month USD LIBOR + 3.50%), 10/08/27(6)	$20,000	$20,022
Alliance Laundry Systems LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 10/08/27(5)	19,736	19,757
Alliance Laundry Systems LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 10/08/27 ()(5)	214	215
CIRCOR International, Inc., 0.00%, (1-Month USD LIBOR + 3.25%), 12/11/24(6)	30,000	29,906
Filtration Group Corp., 0.00%, (3-Month USD LIBOR + 3.00%), 03/27/25(6)	20,000	19,828
Filtration Group Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 03/29/25(5)	24,875	24,906
Gates Global LLC, 3.50%, (1-Month USD LIBOR + 2.75%), 03/31/27(5)	39,900	39,803
LEB Holdings USA, Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 11/02/27(5)	34,913	35,036
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(5)	24,813	24,699
Truck Hero, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 01/31/28(5)	5,000	4,998
US Farathane LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 12/23/24(5)	13,831	13,761
Total Manufacturing		232,931

Media/Telecom - Broadcasting - 0.2%
Diamond Sports Group LLC, 3.37%, (1-Month USD LIBOR + 3.25%), 08/24/26(5)	19,700	14,154
Univision Communications, Inc., 0.00%, (3-Month USD LIBOR + 2.75%), 03/15/24(6)	20,000	19,978
Total Media/Telecom - Broadcasting		34,132

Media/Telecom - Cable/Wireless Video - 0.4%
CSC Holdings, LLC, 2.36%, (1-Month USD LIBOR + 2.25%), 01/15/26(5)	58,136	57,642
Intelsat Jackson Holdings SA, 8.62%, (1-Month USD LIBOR + 8.63%), 01/02/24(5)	15,000	15,327
Radiate Holdco LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 09/25/26(5)	3,751	3,759
Total Media/Telecom - Cable/Wireless Video		76,728

Media/Telecom - Diversified Media - 0.3%
Newco Financing Partnership, 3.61%, (1-Month USD LIBOR + 3.50%), 01/31/29(5)	23,077	22,911
UPC Financing Partnership, 0.00%, (3-Month USD LIBOR + 3.00%), 01/31/29(6)	35,000	34,749
Total Media/Telecom - Diversified Media		57,660

Media/Telecom - Telecommunications - 0.3%
Altice France SA/France, 3.87%, (3-Month USD LIBOR + 3.69%), 01/31/26(5)	29,616	29,431
CenturyLink, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 03/15/27(5)	14,813	14,665
Consolidated Communications, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 10/02/27(5)	10,710	10,706
Securus Technologies Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 11/01/24(5)	9,948	9,249
Total Media/Telecom - Telecommunications		64,051

Security Description	Principal	Value

TERM LOANS (continued)

Retail - 0.9%
CNT Holdings I Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 11/08/27(5)	$25,000	$24,990
Great American Outdoors, 5.00%, (3-Month USD LIBOR + 4.25%), 02/26/28(5)	29,925	30,107
Harbor Freight Tools USA, Inc., 3.75%, (1-Month USD LIBOR + 3.00%), 10/14/27(5)	39,900	39,918
Michaels Cos Inc. (The), 5.00%, (3-Month USD LIBOR + 4.25%), 04/08/28(5)	20,000	19,938
Petco Health & Wellness Co, Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 02/25/28(5)	20,000	19,908
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28(5)	20,000	20,083
Protective Industrial Products, Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 12/29/27(5)	20,000	20,025
Total Retail		174,969

Service - 1.9%
Acuris Finance US, Inc., 4.50%, (3-Month USD LIBOR + 4.00%), 02/16/28(5)	5,000	5,009
AIT Worldwide Logistics Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/01/28(5)	10,000	10,013
Cardtronics USA, Inc., 5.00%, (1-Month USD LIBOR + 4.00%), 06/29/27(5)	24,813	24,881
Dun & Bradstreet Corp. (The), 3.36%, (1-Month USD LIBOR + 3.25%), 02/06/26(5)	29,651	29,521
DXP Enterprises, Inc./TX, 5.75%, (1-Month USD LIBOR + 4.75%), 12/23/27(5)	14,963	15,037
ENSEMBLE RCM LLC, 3.94%, (3-Month USD LIBOR + 3.75%), 08/03/26(5)	4,987	4,985
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(5)	35,000	35,744
Hoya Midco, LLC, 4.50%, (1-Month USD LIBOR + 3.50%), 06/30/24(5)	29,646	29,494
Mavis Tire Express Services TopCo LP, 0.00%, (3-Month USD LIBOR + 4.00%), 04/30/28(6)	20,000	19,975
NAB Holdings, LLC, 4.00%, (3-Month USD LIBOR + 3.00%), 07/01/24(5)	19,897	19,866
Peraton Corp., 0.00%, (1-Month USD LIBOR + 3.75%), 02/01/28(6)	20,405	20,424
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(5)	11,595	11,605
PI UK Holdco II Limited, 4.50%, (1-Month USD LIBOR + 3.50%), 01/03/25(5)	25,720	25,734
Pike Corp., 3.12%, (1-Month USD LIBOR + 3.00%), 01/21/28(5)	40,000	39,900
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/29/28(5)	25,000	24,929
Sedgwick Claims Management Services, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 09/03/26(5)	19,798	19,730
TKC Holdings, Inc., 4.75%, (1-Month USD LIBOR + 3.75%), 02/01/23(5)	27,263	27,010
Weld North Education LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/21/27(5)	24,938	24,961
Total Service		388,818

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Transportation - Automotive - 0.3%
Cooper-Standard Automotive, Inc., 2.75%, (1-Month USD LIBOR + 2.00%), 11/02/23(5)	$49,449	$48,326
KPAE Finance Sub, Inc., 5.00%, (3-Month USD LIBOR + 3.75%), 10/28/27(5)	4,986	4,988
KPAE Finance Sub, Inc., 5.00%, (2-Month USD LIBOR + 3.75%), 10/28/27(5)	14	14
Total Transportation - Automotive		53,328

Utilities - 0.2%
Brookfield WEC Holdings, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 08/01/25(5)	33,883	33,550
PG&E Corp., 3.50%, (3-Month USD LIBOR + 3.00%), 06/03/25(5)	9,925	9,908
Total Utilities		43,458

Total Term Loans
(Cost $3,489,772)		3,507,776

FOREIGN BONDS - 16.6%

Communication Services - 0.4%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	80,000	78,700

Consumer Discretionary - 0.2%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	35,000	33,688

Consumer Staples - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	45,000	52,850
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	55,000	62,092
Total Consumer Staples		114,942

Energy - 2.8%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(3)(5)	50,000	53,800
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	20,000	20,650
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	255,000	326,168
Petrobras Global Finance BV, 5.60%, 01/03/31 (Brazil)	20,000	21,620
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	85,000	82,182
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	80,000	68,285
Total Energy		572,705

Financials - 0.6%
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	47,448
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)	70,000	78,909
Total Financials		126,357

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government - 10.8%
Argentine Republic Government International Bond, 0.13%, 07/09/35 (Argentina)(7)	$65,000	$20,606
Colombia Government International Bond, 3.13%, 04/15/31 (Colombia)	200,000	196,228
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)	100,000	113,750
Ecuador Government International Bond, 0.50%, 07/31/35 (Ecuador)(1)(7)	30,000	20,550
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)	40,000	42,056
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	221,740
Ghana Government International Bond, 8.13%, 03/26/32 (Ghana)(1)	200,000	202,271
Israel Government International Bond, 2.75%, 07/03/30 (Israel)	200,000	211,003
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)	200,000	204,394
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	200,000	192,991
Russian Foreign Bond - Eurobond, 4.38%, 03/21/29 (Russia)	200,000	224,306
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)	200,000	219,413
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)	105,000	111,755
Ukraine Government International Bond, 7.25%, 03/15/33 (Ukraine)(1)	200,000	200,750
Total Government		2,181,813

Health Care - 0.3%
Advanz Pharma Corp., Ltd., 8.00%, 09/06/24 (Canada)	17,000	17,361
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	55,000	51,714
Total Health Care		69,075

Industrials - 0.4%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	47,000	50,332
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	20,000	20,839
Total Industrials		71,171

Materials - 0.5%
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	31,931
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	10,000	10,415
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	62,261
Total Materials		104,607

Total Foreign Bonds
(Cost $3,272,895)		3,353,058

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

U.S. GOVERNMENT SECURITIES - 6.5%

U.S. Treasury Note
1.13%, 08/31/21	$505,000	$506,786
0.13%, 05/31/22	90,000	90,056
1.25%, 08/31/24	45,000	46,237
0.25%, 05/31/25	690,000	679,610

Total U.S. Government Securities
(Cost $1,331,644)		1,322,689

MORTGAGE BACKED SECURITIES - 5.6%

Commercial Mortgage Backed Securities - 0.6%
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	95,438	96,871
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(5)(8)	27,248	27,163
Total Commercial Mortgage Backed Securities		124,034

Mortgage Backed Security - 0.6%
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	45,382
Federal National Mortgage Association, 3.50%, 05/01/49	65,206	69,398
Total Mortgage Backed Security		114,780

Residential Mortgage Backed Securities - 4.4%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	97,521	98,733
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(5)(8)	55,641	57,023
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	103,060	103,774
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(5)(8)	84,062	83,971
CSMC, Class A1, Series 2021-NQM1, 0.81%, 05/25/65(1)(5)(8)	92,736	92,467
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(5)(8)	3,742	3,745
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(5)(8)	11,799	11,847
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(5)(8)	70,919	75,301
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(5)(8)	55,642	56,777
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.51%, 06/25/43(5)(8)	136,481	140,842
SG Residential Mortgage Trust 2019-3, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(5)(8)	58,140	59,053
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(5)(8)	100,000	108,361
Total Residential Mortgage Backed Securities		891,894

Total Mortgage Backed Securities
(Cost $1,115,308)		1,130,708

Security Description	Principal/Shares	Value

ASSET BACKED SECURITIES - 4.3%

American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26(1)	$45,000	$45,807
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	49,750	51,437s
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	17,458	17,766
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	55,000	57,154
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	103,040
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	90,000	91,359
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	58,450
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)(4)	50,000	50,000
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	134,854
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29(1)	28,199	28,400
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	50,291	51,697
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)	80,000	81,388
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	55,000	55,503
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	45,445

Total Asset Backed Securities
(Cost $855,330)		872,300

EXCHANGE TRADED FUNDS - 3.0%

Debt Funds - 3.0%
Invesco Senior Loan ETF	6,778	150,133
iShares iBoxx $ High Yield Corporate Bond ETF	1,727	151,009
SPDR Bloomberg Barclays High Yield Bond ETF	874	95,449
VanEck Vectors High Yield Muni ETF	3,250	203,710
Total Debt Funds		600,301

Total Exchange Traded Funds
(Cost $595,136)		600,301

WARRANT - 0.2%

Communication Services - 0.2%
iHeart Media, Inc.*
(Cost $49,153)	2,830	50,232

COMMON STOCK - 0.1%

Utilities - 0.1%
Ferrellgas Partners LP-B*(4)
(Cost $23,927)	91	18,882

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal/Shares	Value

MUNICIPAL BOND - 0.0%(9)

Sales Tax Securitization Corp., 3.41%, 01/01/43
(Cost $5,000)	$5,000	$5,264

MONEY MARKET FUND - 8.2%

JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(10) (Cost $1,651,836)	1,651,836	1,651,836

TOTAL INVESTMENTS - 103.7%
(Cost $20,558,329)		20,986,409
Liabilities in Excess of Other Assets - (3.7)%		(754,043)
Net Assets - 100.0%		$20,232,366

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2021, the aggregate value of these securities was $7,450,541, or 36.8% of net assets.

(2)Payment in-kind security.

(3)Perpetual security with no stated maturity date.

(4)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(5)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.

(6)The loan will settle after April 30, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(7)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2021.

(8)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(9)Amount rounds to less than 0.05%.

(10)The rate shown reflects the seven-day yield as of April 30, 2021.

Abbreviations:

CMT — Constant Maturity Treasury Index

ETF — Exchange Traded Fund

LIBOR — London InterBank Offered Rate

PIK — Payment in-Kind

SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD — United States Dollar

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$8,473,288	$75	$8,473,363
Term Loans	—	3,507,776	—	3,507,776
Foreign Bonds	—	3,353,058	—	3,353,058
U.S. Government Securities	—	1,322,689	—	1,322,689
Mortgage Backed Securities	—	1,130,708	—	1,130,708
Asset Backed Securities	—	822,300	50,000	872,300
Exchange Traded Funds	600,301	—	—	600,301
Warrant	—	50,232	—	50,232
Common Stock	—	—	18,882	18,882
Municipal Bond	—	5,264	—	5,264
Money Market Fund	1,651,836	—	—	1,651,836
Total	$2,252,137	$18,665,315	$68,957	$20,986,409

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2021.

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 59.9%

Financials - 59.9%
Apollo Investment Corp.	38,389	$557,792
Ares Capital Corp.(1)	20,653	397,570
Bain Capital Specialty Finance, Inc.	25,121	401,182
Barings BDC, Inc.	54,877	569,623
BlackRock Capital Investment Corp.	63,607	247,431
BlackRock TCP Capital Corp.(1)	37,786	552,431
Capital Southwest Corp.(1)	20,605	504,411
Crescent Capital BDC, Inc.(1)	8,933	163,027
Fidus Investment Corp.(1)	32,092	532,085
First Eagle Alternative Capital BDC, Inc.(1)	52,188	227,018
FS KKR Capital Corp.	36,591	760,727
Gladstone Capital Corp.(1)	36,458	402,132
Gladstone Investment Corp.(1)	28,766	409,340
Goldman Sachs BDC, Inc.	23,379	457,761
Golub Capital BDC, Inc.(1)	25,152	393,880
Hercules Capital, Inc.(1)	23,373	406,924
Horizon Technology Finance Corp.(1)	25,008	413,632
Main Street Capital Corp.(1)	9,659	411,377
Monroe Capital Corp.(1)	22,503	242,582
New Mountain Finance Corp.	36,590	481,159
Oaktree Specialty Lending Corp.	77,204	514,179
Oxford Square Capital Corp.(1)	54,782	271,171
PennantPark Floating Rate Capital Ltd.(1)	34,367	432,337
PennantPark Investment Corp.	87,729	578,134
Prospect Capital Corp.(1)	54,707	440,391
Saratoga Investment Corp.(1)	14,936	378,329
Sixth Street Specialty Lending, Inc.	16,681	371,653
SLR Investment Corp.(1)	18,886	348,825
SLR Senior Investment Corp.	14,017	219,506
Stellus Capital Investment Corp.(1)	18,487	246,617
TCG BDC, Inc.(1)	46,575	640,872
TriplePoint Venture Growth BDC Corp.(1)	29,050	465,381
WhiteHorse Finance, Inc.(1)	31,407	483,354
Total Financials		13,922,833

Total Common Stocks
(Cost $13,835,787)		13,922,833

Security Description	Shares	Value

CLOSED-END FUNDS - 38.0%

Barings Corporate Investors(1)	25,978	$381,097
BlackRock Debt Strategies Fund, Inc.	30,187	332,057
BlackRock Floating Rate Income Trust(1)	22,760	287,686
BlackRock Limited Duration Income Trust	17,398	293,678
Blackstone Long-Short Credit Income Fund(1)	31,493	448,460
Blackstone Senior Floating Rate Term Fund(1)	24,872	394,967
Blackstone Strategic Credit Fund(1)	32,742	442,672
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	33,071	311,860
Eagle Point Credit Co., Inc.(1)	62,000	775,000
Eaton Vance Floating-Rate Income Plus Fund(1)	15,448	253,621
Eaton Vance Senior Floating-Rate Trust	21,973	306,743
Eaton Vance Senior Income Trust(1)	38,107	254,555
First Trust Senior Floating Rate 2022 Target Term Fund(1)	17,532	165,677
First Trust Senior Floating Rate Income Fund II(1)	27,386	337,669
Invesco Senior Income Trust	65,239	276,613
KKR Income Opportunities Fund	26,538	426,466
Nuveen Credit Strategies Income Fund(1)	96,961	643,821
Nuveen Floating Rate Income Fund	33,572	322,291
Nuveen Floating Rate Income Opportunity Fund(1)	34,194	324,159
Nuveen Senior Income Fund(1)	59,801	334,886
Oxford Lane Capital Corp.	145,703	982,038
Pioneer Floating Rate Fund, Inc.	26,055	291,556
Voya Prime Rate Trust(1)	53,689	245,359

Total Closed-End Funds
(Cost $8,196,630)		8,832,931

SECURITIES LENDING COLLATERAL - 11.6%

Money Market Fund - 11.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(2)(3)
(Cost $2,690,121)	2,690,121	2,690,121

TOTAL INVESTMENTS - 109.5%
(Cost $24,722,538)		25,445,885
Liabilities in Excess of Other Assets - (9.5)%		(2,197,477)
Net Assets - 100.0%		$23,248,408

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,989,055; total market value of collateral held by the Fund was $4,120,410. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,430,289.

(2)Represents securities purchased with cash collateral received for securities on loan.

(3)The rate shown reflects the seven-day yield as of April 30, 2021.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$13,922,833	$—	$—	$13,922,833
Closed-End Funds	8,832,931	—	—	8,832,931
Money Market Fund	2,690,121	—	—	2,690,121
Total	$25,445,885	$—	$—	$25,445,885

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.6%

Communication Services - 4.3%
Cogent Communications Holdings, Inc.	21,910	$1,654,424
KT Corp. (South Korea)(1)	122,472	1,543,147
Mobile TeleSystems PJSC (Russia)(1)	174,212	1,475,576
Telefonica SA (Spain)*(1)(2)	296,632	1,391,204
Total Communication Services		6,064,351

Energy - 21.0%
Cabot Oil & Gas Corp.	79,443	1,324,315
Canadian Natural Resources Ltd. (Canada)	49,370	1,499,861
ConocoPhillips	27,592	1,411,055
Delek Logistics Partners LP(2)	40,419	1,681,430
Delek US Holdings, Inc.	66,240	1,571,875
Ecopetrol SA (Colombia)(1)(2)	112,701	1,333,253
Enbridge, Inc. (Canada)	39,414	1,520,198
EOG Resources, Inc.	20,485	1,508,515
Imperial Oil Ltd. (Canada)	62,716	1,815,628
Kinder Morgan, Inc.	90,995	1,551,465
Marathon Petroleum Corp.	27,208	1,514,125
MPLX LP	57,765	1,559,077
North American Construction Group Ltd. (Canada)	131,867	1,776,249
ONEOK, Inc.	30,070	1,573,864
Phillips 66 Partners LP(2)	49,132	1,697,511
Pioneer Natural Resources Co.	9,068	1,394,930
TC Energy Corp. (Canada)	31,413	1,554,001
Valero Energy Corp.	20,360	1,505,826
Williams Cos., Inc. (The)	62,008	1,510,515
Total Energy		29,303,693

Industrials - 1.2%
Boise Cascade Co.	25,745	1,717,706

Materials - 20.0%
Agnico Eagle Mines Ltd. (Canada)	24,069	1,502,868
Air Products and Chemicals, Inc.	5,194	1,498,365
Avient Corp.	31,984	1,623,828
Barrick Gold Corp. (Canada)	70,494	1,497,997
Celanese Corp.	10,086	1,579,972
DRDGOLD Ltd. (South Africa)(1)(2)	152,762	1,513,871
FMC Corp.	13,209	1,561,832
Gold Fields Ltd. (South Africa)(1)	154,919	1,453,140
LyondellBasell Industries NV Class A	14,231	1,476,324
Newmont Corp.	23,733	1,481,177
Reliance Steel & Aluminum Co.	10,090	1,617,528
Schweitzer-Mauduit International, Inc.	31,031	1,417,186
Scotts Miracle-Gro Co. (The)	6,245	1,443,594
Southern Copper Corp. (Peru)	20,930	1,452,751
Steel Dynamics, Inc.	31,848	1,726,799
Valvoline, Inc.	56,440	1,772,216
W R Grace & Co.	24,553	1,687,528
Wheaton Precious Metals Corp. (Brazil)	37,449	1,547,393
Total Materials		27,854,369

Security Description	Shares	Value

COMMON STOCKS (continued)

Real Estate - 33.0%
Agree Realty Corp.	21,436	$1,508,237
Alexandria Real Estate Equities, Inc.	8,601	1,557,641
Apartment Investment and Management Co. Class A	252,531	1,752,565
Brandywine Realty Trust	113,238	1,532,110
CareTrust REIT, Inc.	60,535	1,463,736
CoreSite Realty Corp.	11,933	1,449,740
Cousins Properties, Inc.	41,695	1,528,956
Crown Castle International Corp.	8,458	1,599,069
CubeSmart	37,846	1,602,400
CyrusOne, Inc.	20,899	1,522,074
Digital Realty Trust, Inc.	10,191	1,572,573
Douglas Emmett, Inc.	45,052	1,511,044
Equity Residential	19,869	1,474,876
Essex Property Trust, Inc.	5,166	1,500,826
Extra Space Storage, Inc.	10,942	1,626,966
Four Corners Property Trust, Inc.	52,417	1,513,279
Gaming and Leisure Properties, Inc.	33,963	1,578,940
Getty Realty Corp.	50,293	1,588,253
Innovative Industrial Properties, Inc.(2)	8,279	1,516,133
Iron Mountain, Inc.(2)	39,349	1,578,682
JBG SMITH Properties	45,966	1,498,951
MGM Growth Properties LLC Class A	43,606	1,570,688
Mid-America Apartment Communities, Inc.	9,857	1,550,802
National Health Investors, Inc.	19,473	1,429,513
PS Business Parks, Inc.	9,392	1,524,979
RE/MAX Holdings, Inc. Class A	38,303	1,406,869
SL Green Realty Corp.(2)	20,076	1,485,825
STORE Capital Corp.	43,861	1,569,785
UDR, Inc.	32,650	1,516,593
Vornado Realty Trust	31,490	1,440,668
Total Real Estate		45,972,773

Utilities - 19.1%
AES Corp. (The)	55,778	1,551,744
Algonquin Power & Utilities Corp. (Canada)	90,418	1,459,347
Alliant Energy Corp.	26,885	1,510,131
Black Hills Corp.	21,941	1,513,490
CMS Energy Corp.	23,572	1,517,801
Dominion Energy, Inc.	19,234	1,536,797
DTE Energy Co.	11,079	1,551,282
Enel Americas SA (Chile)(1)(2)	174,212	1,250,842
Enel Chile SA (Chile)(1)	369,637	1,290,033
Evergy, Inc.	24,228	1,549,865
Eversource Energy	16,891	1,456,342
IDACORP, Inc.	14,573	1,493,441
NRG Energy, Inc.	39,832	1,426,782
OGE Energy Corp.	44,574	1,495,903
Pinnacle West Capital Corp.	17,857	1,511,595
PNM Resources, Inc.	29,089	1,435,833
WEC Energy Group, Inc.	15,447	1,500,985

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Xcel Energy, Inc.	21,803	$1,554,554
Total Utilities		26,606,767

Total Common Stocks
(Cost $120,460,835)		137,519,659

SECURITIES LENDING COLLATERAL - 1.3%

Money Market Fund - 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $1,817,610)	1,817,610	1,817,610
TOTAL INVESTMENTS - 99.9%
(Cost $122,278,445)		139,337,269
Other Assets in Excess of Liabilities - 0.1%		123,992
Net Assets - 100.0%		$139,461,261

*Non-income producing security.

(1)American Depositary Receipts.

(2)All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,206,593; total market value of collateral held by the Fund was $6,498,381. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,680,771.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2021.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$137,519,659	$—	$—	$137,519,659
Money Market Fund	1,817,610	—	—	1,817,610
Total	$139,337,269	$—	$—	$139,337,269

Schedule of Investments — Virtus WMC International Dividend ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.5%

Australia - 6.9%
Aurizon Holdings Ltd.	20,457	$59,096
BHP Group Ltd.	905	33,255
BHP Group PLC	1,229	37,078
Coles Group Ltd.	971	12,208
Fortescue Metals Group Ltd.	4,142	72,080
Rio Tinto Ltd.	574	53,570
Rio Tinto PLC	1,329	111,519
Wesfarmers Ltd.	586	24,427
Total Australia		403,233

Belgium - 0.9%
Ageas SA/NV	287	17,377
Proximus SADP	1,728	36,834
Total Belgium		54,211

Canada - 8.3%
Bank of Nova Scotia (The)	1,105	70,364
BCE, Inc.	1,516	71,659
Canadian Imperial Bank of Commerce	574	59,672
Enbridge, Inc.	3,087	119,070
Great-West Lifeco, Inc.	1,403	40,681
IGM Financial, Inc.	771	27,524
Nutrien Ltd.	259	14,297
Power Corp. of Canada	882	25,689
Royal Bank of Canada	140	13,362
TC Energy Corp.	253	12,517
TELUS Corp.	587	12,178
Toronto-Dominion Bank (The)	243	16,705
Total Canada		483,718

China - 0.8%
BOC Hong Kong Holdings Ltd.	13,867	48,914

Denmark - 1.3%
Coloplast A/S Class B	70	11,583
Novo Nordisk A/S Class B	589	43,141
Tryg A/S	801	18,331
Total Denmark		73,055

Finland - 2.0%
Fortum OYJ	700	18,388
Kesko OYJ Class B	410	12,491
Kone OYJ Class B	133	10,448
Nordea Bank Abp	1,298	13,487
Orion OYJ Class B	443	19,616
Sampo OYJ Class A	126	5,985
UPM-Kymmene OYJ	916	35,846
Total Finland		116,261

France - 6.1%
Amundi SA*(1)	87	7,750
AXA SA	4,044	114,377
Bouygues SA	216	9,255

Security Description	Shares	Value

COMMON STOCKS (continued)

France (continued)
Carrefour SA	483	$ 9,352
Danone SA	243	17,129
Engie SA*	1,646	24,479
La Francaise des Jeux SAEM(1)	186	9,531
Orange SA	3,499	43,539
Sanofi	509	53,405
Suez SA	263	6,280
TOTAL SE	1,401	62,026
Total France		357,123

Germany - 6.3%
Allianz SE	38	9,886
Aroundtown SA	1,018	7,838
BASF SE	967	77,986
Bayer AG	422	27,306
Daimler AG	521	46,383
Deutsche Post AG	751	44,201
E.ON SE	1,300	15,670
Evonik Industries AG	282	9,873
HelloFresh SE*	94	7,798
SAP SE	134	18,810
Siemens AG	76	12,684
Siemens Healthineers AG(1)	171	9,761
Telefonica Deutschland Holding AG	24,750	71,950
Uniper SE	255	9,301
Total Germany		369,447

Hong Kong - 8.2%
CK Infrastructure Holdings Ltd.	2,806	17,195
CLP Holdings Ltd.	1,177	11,614
Hang Seng Bank Ltd.	2,100	41,228
Henderson Land Development Co., Ltd.	8,180	36,384
HK Electric Investments & HK Electric Investments Ltd.	7,561	7,573
HKT Trust & HKT Ltd.	45,689	66,348
Hong Kong Exchanges & Clearing Ltd.	244	14,764
Link REIT	652	6,165
MTR Corp. Ltd.	964	5,374
New World Development Co., Ltd.	1,635	8,651
PCCW Ltd.	142,679	82,656
Power Assets Holdings Ltd.	11,177	68,707
Sino Land Co., Ltd.	16,347	24,285
Sun Hung Kai Properties Ltd.	643	9,710
WH Group Ltd.(1)	8,841	7,728
Wharf Real Estate Investment Co., Ltd.	1,203	6,923
Xinyi Glass Holdings Ltd.	18,562	65,834
Total Hong Kong		481,139

Italy - 2.9%
Assicurazioni Generali SpA	3,876	77,751
Enel SpA	2,933	29,151
Eni SpA	1,515	18,087

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Italy (continued)
Poste Italiane SpA(1)	1,076	$ 14,101
Snam SpA	4,561	25,663
Terna Rete Elettrica Nazionale SpA	850	6,264
Total Italy		171,017

Japan - 20.5%
ABC-Mart, Inc.	186	9,956
Astellas Pharma, Inc.	853	12,804
Bandai Namco Holdings, Inc.	200	14,688
Bridgestone Corp.	488	19,544
Canon, Inc.	1,789	42,609
Chugai Pharmaceutical Co., Ltd.	315	11,820
Daito Trust Construction Co., Ltd.	113	12,015
Denso Corp.	242	15,631
Disco Corp.	20	6,478
Eisai Co., Ltd.	99	6,458
FANUC Corp.	37	8,523
Fast Retailing Co., Ltd.	12	9,850
Fujitsu Ltd.	111	17,677
GMO Payment Gateway, Inc.	48	6,127
Hoya Corp.	111	12,630
ITOCHU Corp.	498	15,529
Itochu Techno-Solutions Corp.	588	20,391
Japan Exchange Group, Inc.	341	7,992
Japan Post Bank Co., Ltd.	2,254	20,603
Japan Tobacco, Inc.	6,113	114,329
Kirin Holdings Co., Ltd.	581	10,901
Komatsu Ltd.	183	5,367
Kyushu Railway Co.	799	17,926
Lasertec Corp.	70	12,387
Lixil Corp.	247	6,692
Mitsubishi Corp.	2,124	58,692
Mitsubishi Gas Chemical Co., Inc.	337	7,792
Mitsubishi UFJ Financial Group, Inc.	3,503	18,526
Mitsui & Co., Ltd.	1,414	29,803
Mizuho Financial Group, Inc.	1,421	19,958
MS&AD Insurance Group Holdings, Inc.	793	22,457
NEC Corp.	152	8,846
Nintendo Co., Ltd.	55	31,549
Nippon Yusen KK	1,249	49,027
Nitto Denko Corp.	89	7,378
Nomura Research Institute Ltd.	412	12,685
Obic Co., Ltd.	94	18,174
Ono Pharmaceutical Co., Ltd.	557	14,021
ORIX Corp.	832	13,379
Otsuka Corp.	344	17,343
Otsuka Holdings Co., Ltd.	198	7,611
Panasonic Corp.	592	6,982
SBI Holdings, Inc.	242	6,842
SCSK Corp.	100	5,801
Sega Sammy Holdings, Inc.	873	12,533

Security Description	Shares	Value

COMMON STOCKS (continued)

Japan (continued)
Seiko Epson Corp.	559	$ 9,503
Sekisui House Ltd.	1,414	28,580
Seven & i Holdings Co., Ltd.	233	10,018
SG Holdings Co., Ltd.	308	7,000
Shimamura Co., Ltd.	98	9,702
SoftBank Corp.	6,003	77,420
SoftBank Group Corp.	91	8,231
Sony Group Corp.	146	14,561
Sumitomo Corp.	1,179	16,052
Sumitomo Mitsui Financial Group, Inc.	1,064	37,015
Takeda Pharmaceutical Co., Ltd.	1,292	42,972
Tokyo Electron Ltd.	84	37,139
Toyota Motor Corp.	490	36,437
Trend Micro, Inc.	398	18,937
USS Co., Ltd.	1,250	22,658
Yamaha Motor Co., Ltd.	589	14,708
Total Japan		1,199,259

Netherlands - 2.3%
ASML Holding NV	11	7,157
Koninklijke Ahold Delhaize NV	936	25,196
Koninklijke KPN NV	3,145	10,836
NN Group NV	820	40,982
Randstad NV	699	50,490
Total Netherlands		134,661

Norway - 0.2%
Telenor ASA	529	9,434

Portugal - 0.4%
EDP - Energias de Portugal SA	2,833	15,743
Galp Energia SGPS SA	450	5,199
Total Portugal		20,942

Russia - 1.8%
Evraz PLC	11,648	103,339

Singapore - 4.0%
Ascendas Real Estate Investment Trust	11,170	26,105
CapitaLand Integrated Commercial Trust	3,581	5,786
DBS Group Holdings Ltd.	1,528	34,343
Mapletree Logistics Trust	5,227	7,816
Oversea-Chinese Banking Corp. Ltd.	7,614	69,803
Singapore Exchange Ltd.	1,198	9,408
Singapore Technologies Engineering Ltd.	5,983	17,354
Suntec Real Estate Investment Trust	12,854	14,779
United Overseas Bank Ltd.	935	18,682
Venture Corp. Ltd.	1,879	28,452
Total Singapore		232,528

South Africa - 0.2%
Anglo American PLC	299	12,677

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Spain - 4.2%
ACS Actividades de Construccion y Servicios SA	583	$ 19,016
Enagas SA	4,188	91,235
Endesa SA	830	21,814
Naturgy Energy Group SA	2,629	67,418
Red Electrica Corp. SA	1,548	28,428
Repsol SA	1,512	18,065
Total Spain		245,976

Sweden - 1.8%
Evolution Gaming Group AB(1)	55	10,863
Skandinaviska Enskilda Banken AB Class A	1,712	21,973
Svenska Handelsbanken AB Class A	826	9,580
Swedbank AB Class A	834	14,653
Tele2 AB Class B	3,010	38,880
Telia Co. AB	1,340	5,546
Total Sweden		101,495

Switzerland - 8.8%
ABB Ltd.	487	15,811
Adecco Group AG	261	17,673
Cie Financiere Richemont SA	72	7,382
EMS-Chemie Holding AG	21	19,603
Kuehne + Nagel International AG	65	19,431
Nestle SA	821	97,882
Novartis AG	1,091	93,134
Roche Holding AG	263	85,704
SGS SA	10	29,565
Swiss Life Holding AG	19	9,256
Swiss Re AG	590	54,836
Zurich Insurance Group AG	153	62,775
Total Switzerland		513,052

Security Description	Shares	Value

COMMON STOCKS (continued)

United Kingdom - 10.6%
Admiral Group PLC	1,324	$ 57,214
AstraZeneca PLC	301	32,071
Aviva PLC	1,473	8,143
British American Tobacco PLC	2,529	93,673
Direct Line Insurance Group PLC	13,145	51,757
GlaxoSmithKline PLC	3,134	57,980
Imperial Brands PLC	4,387	91,334
J Sainsbury PLC	6,927	22,739
Legal & General Group PLC	6,026	22,670
M&G PLC	11,117	33,362
National Grid PLC	2,080	26,158
Persimmon PLC	1,278	55,279
SSE PLC	597	12,103
Standard Life Aberdeen PLC	2,750	10,539
Tesco PLC	2,208	6,739
Unilever PLC	364	21,260
Unilever PLC	294	17,181
Total United Kingdom		620,202

Total Common Stocks
(Cost $5,098,229)		5,751,683

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Porsche Automobil Holding SE, 3.41%	127	13,372

Total Preferred Stocks
(Cost $7,871)		13,372

TOTAL INVESTMENTS - 98.7%
(Cost $5,106,100)		5,765,055
Other Assets in Excess of Liabilities - 1.3%		76,102
Net Assets - 100.0%		$5,841,157

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2021, the aggregate value of these securities was $59,734, or 1.0% of net assets.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,751,683	$—	$—	$5,751,683
Preferred Stocks	13,372	—	—	13,372
Total	$5,765,055	$—	$—	$5,765,055

Statements of Assets and Liabilities

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$80,217,851	$484,178,768	$54,459,982	$29,873,915
Investments, at value (including securities on loan)(a)	85,208,797	524,780,621	53,797,061	30,012,529
Cash	857,411	1,202,446	547,623	465,674
Receivables:
Capital shares sold	1,216,780	1,216,082	—	—
Dividends and interest	63,324	533,382	6	4
Securities lending	—	—	3,156	1,031
Investment securities sold	—	491	—	—
Prepaid expenses	4,741	4,741	4,742	4,742
Total Assets	87,351,053	527,737,763	54,352,588	30,483,980
Liabilities:
Due to broker	—	1,108,142	—	—
Borrowings	—	119,392,430	—	—
Payables:
Investment securities purchased	1,208,154	2,701,206	—	—
Collateral for securities on loan	—	—	6,112,378	868,525
Interest expense	—	128,873	—	—
Advisory fees	34,053	256,264	35,698	23,499
Written options, at value(b)	—	34,100	—	—
Total Liabilities	1,242,207	123,621,015	6,148,076	892,024
Net Assets	$86,108,846	$404,116,748	$48,204,512	$29,591,956
Net Assets Consist of:
Paid-in capital	$86,147,856	$376,080,844	$72,811,095	$39,546,458
Total distributable earnings (accumulated deficit)	(39,010)	28,035,904	(24,606,583)	(9,954,502)
Net Assets	$86,108,846	$404,116,748	$48,204,512	$29,591,956
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	3,550,004	16,700,004	950,004	550,004

Net asset value per share	$24.26	$24.20	$50.74	$53.80
(a) Market value of securities on loan	$—	$—	$13,196,386	$8,466,315
(b) Premiums received from written options	$—	$17,769	$—	$—

Statements of Assets and Liabilities (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$20,558,329	$24,722,538	$122,278,445	$5,106,100
Investments, at value (including securities on loan)(a)	20,986,409	25,445,885	139,337,269	5,765,055
Cash	10,904	463,869	1,591,991	41,094
Foreign currency(b)	—	—	—	6,358
Receivables:
Dividends and interest	129,107	30,743	330,748	25,725
Investment securities sold	86,571	—	42,991	14
Due from Adviser	11,810	—	—	—
Securities lending	—	12,753	32,243	—
Tax reclaim	—	—	5,508	5,304
Prepaid expenses	—	4,684	4,684	4,742
Total Assets	21,224,801	25,957,934	141,345,434	5,848,292
Liabilities:
Payables:
Investment securities purchased	880,990	—	—	—
Collateral for securities on loan	—	2,690,121	1,817,610	—
Advisory fees	7,158	19,405	66,563	6,970
Professional fees	40,775	—	—	—
Trustee fees	2,363	—	—	—
Other accrued expenses	61,149	—	—	165
Total Liabilities	992,435	2,709,526	1,884,173	7,135
Net Assets	$20,232,366	$23,248,408	$139,461,261	$5,841,157
Net Assets Consist of:
Paid-in capital	$22,844,776	$30,004,745	$153,567,874	$5,000,100
Total distributable earnings (accumulated deficit)	(2,612,410)	(6,756,337)	(14,106,613)	841,057
Net Assets	$20,232,366	$23,248,408	$139,461,261	$5,841,157
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	800,004	950,004	5,350,004	200,004

Net asset value per share	$25.29	$24.47	$26.07	$29.21
(a) Market value of securities on loan	$—	$3,989,055	$6,206,593	$—
(b) Foreign currency, at cost	$—	$—	$—	$6,249

Statements of Operations

For the Period Ended April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income	$590,987	$6,794,507	$—	$23,201
Interest income	83	49	9	24
Securities lending, net of fees	—	—	55,317	13,822
Total Investment Income	591,070	6,794,556	55,326	37,047
Expenses:
Advisory fees	139,575	1,020,946	191,161	116,787
Dividend and interest expenses	—	540,442	—	—
Total Expenses	139,575	1,561,388	191,161	116,787
Net Investment Income (Loss)	451,495	5,233,168	(135,835)	(79,740)
Net Realized Gain (Loss) on:
Investments	2,187,544	5,345,372	(2,381,022)	(2,016,849)
In-kind redemptions	907,596	1,381,100	10,227,759	3,817,259
Securities sold short	—	(11,366)	—	—
Total Net Realized Gain	3,095,140	6,715,106	7,846,737	1,800,410
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	4,721,322	49,317,484	3,582,496	1,422,895
Written options	—	(16,331)	—	—
Total Change in Net Unrealized Appreciation	4,721,322	49,301,153	3,582,496	1,422,895
Net Realized and Change in Unrealized Gain	7,816,462	56,016,259	11,429,233	3,223,305
Net Increase in Net Assets Resulting from Operations	$8,267,957	$61,249,427	$11,293,398	$3,143,565

Statements of Operations (continued)

For the Period Ended April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$10,263	$717,791	$1,474,284	$120,917
Interest income	366,641	22	126	1
Securities lending, net of fees	—	42,948	107,797	—
Total Investment Income	376,904	760,761	1,582,207	120,918
Expenses:
Advisory fees	41,752	84,744	343,871	13,533
Professional fees	16,565	—	—	—
Accounting and administration fees	13,116	—	—	—
Pricing fees	11,280	—	—	—
Trustee fees	11,160	—	—	—
Transfer agent fees	7,682	—	—	—
Exchange listing fees	4,861	—	—	—
Report to shareholders fees	3,890	—	—	—
Insurance fees	1,216	—	—	—
Custody fees	1,051	—	—	—
Tax expense	97	—	—	—
Other expenses	1,945	—	—	—
Total Expenses	114,615	84,744	343,871	13,533
Less expense waivers/reimbursements	(68,987)	—	—	—
Net Expenses	45,628	84,744	343,871	13,533
Net Investment Income	331,276	676,017	1,238,336	107,385
Net Realized Gain (Loss) on:
Investments	206,872	(347,867)	(17,101,965)	140,738
In-kind redemptions	—	512,235	10,593,676	—
Foreign currency transactions	70	—	468	441
Total Net Realized Gain (Loss)	206,942	164,368	(6,507,821)	141,179
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	238,961	7,834,324	48,653,012	1,021,814
Foreign currency translations	(35)	—	—	(6)
Total Change in Net Unrealized Appreciation	238,926	7,834,324	48,653,012	1,021,808
Net Realized and Change in Unrealized Gain	445,868	7,998,692	42,145,191	1,162,987
Net Increase in Net Assets Resulting from Operations	$777,144	$8,674,709	$43,383,527	$1,270,372
Foreign withholding taxes	$—	$—	$71,515	$18,121

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$451,495	$2,225,126	$5,233,168	$7,158,815
Net realized gain (loss)	3,095,140	(6,560,497)	6,715,106	(17,133,099)
Net change in unrealized appreciation (depreciation)	4,721,322	(598,000)	49,301,153	(10,420,375)
Net increase (decrease) in net assets resulting from operations	8,267,957	(4,933,371)	61,249,427	(20,394,659)
Distributions to Shareholders	(1,932,003)	(2,574,003)	(11,078,003)	(10,827,415)
Distributions to Shareholders from return of capital	—	(515,003)	—	(407,094)
Total distributions	(1,932,003)	(3,089,006)	(11,078,003)	(11,234,509)
Shareholder Transactions:
Proceeds from shares sold	32,550,161	26,241,207	211,980,629	119,621,679
Cost of shares redeemed	(4,880,952)	(4,000,481)	(4,432,079)	(30,120,596)
Net increase in net assets resulting from shareholder transactions	27,669,209	22,240,726	207,548,550	89,501,083
Increase in net assets	34,005,163	14,218,349	257,719,974	57,871,915
Net Assets:
Beginning of period/year	52,103,683	37,885,334	146,396,774	88,524,859
End of period/year	$86,108,846	$52,103,683	$404,116,748	$146,396,774
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	2,400,004	1,500,004	7,600,004	3,350,004
Shares sold	1,350,000	1,100,000	9,300,000	5,900,000
Shares redeemed	(200,000)	(200,000)	(200,000)	(1,650,000)
Shares outstanding, end of period/year	3,550,004	2,400,004	16,700,004	7,600,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss	$(135,835)	$(155,197)	$(79,740)	$(112,809)
Net realized gain	7,846,737	9,560,974	1,800,410	1,676,196
Net change in unrealized appreciation	3,582,496	1,988,542	1,422,895	4,978,291
Net increase in net assets resulting from operations	11,293,398	11,394,319	3,143,565	6,541,678
Shareholder Transactions:
Proceeds from shares sold	20,178,150	47,409,083	8,135,522	11,404,870
Cost of shares redeemed	(20,284,803)	(45,560,804)	(8,192,067)	(17,946,804)
Net increase (decrease) in net assets resulting from shareholder transactions	(106,653)	1,848,279	(56,545)	(6,541,934)
Increase (decrease) in net assets	11,186,745	13,242,598	3,087,020	(256)
Net Assets:
Beginning of period/year	37,017,767	23,775,169	26,504,936	26,505,192
End of period/year	$48,204,512	$37,017,767	$29,591,956	$26,504,936
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	950,004	900,004	550,004	700,004
Shares sold	400,000	1,200,000	150,000	250,000
Shares redeemed	(400,000)	(1,150,000)	(150,000)	(400,000)
Shares outstanding, end of period/year	950,004	950,004	550,004	550,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Month Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$331,276	$825,601	$676,017	$9,663,263
Net realized gain (loss)	206,942	171,817	164,368	(79,813,161)
Net change in unrealized appreciation (depreciation)	238,926	(146,262)	7,834,324	310,452
Net increase (decrease) in net assets resulting from operations	777,144	851,156	8,674,709	(69,839,446)
Distributions to Shareholders	(304,666)	(782,228)	(1,084,077)	(10,783,196)
Distributions to Shareholders from return of capital	—	(24,957)	—	—
Total distributions	(304,666)	(807,185)	(1,084,077)	(10,783,196)
Shareholder Transactions:
Proceeds from shares sold	2,543,464	—	1,127,426	35,182,143
Cost of shares redeemed	(1,277,994)	(6,084,814)	(4,578,463)	(146,795,038)
Net increase (decrease) in net assets resulting from shareholder transactions	1,265,470	(6,084,814)	(3,451,037)	(111,612,895)
Increase (decrease) in net assets	1,737,948	(6,040,843)	4,139,595	(192,235,537)
Net Assets:
Beginning of period/year	18,494,418	24,535,261	19,108,813	211,344,350
End of period/year	$20,232,366	$18,494,418	$23,248,408	$19,108,813
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	750,004	1,000,004	1,100,004	8,550,004
Shares sold	100,000	—	50,000	1,650,000
Shares redeemed	(50,000)	(250,000)	(200,000)	(9,100,000)
Shares outstanding, end of period/year	800,004	750,004	950,004	1,100,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,238,336	$4,821,205	$107,385	$103,895
Net realized gain (loss)	(6,507,821)	(48,890,658)	141,179	258,053
Net change in unrealized appreciation (depreciation)	48,653,012	(25,290,744)	1,021,808	(674,131)
Net increase (decrease) in net assets resulting from operations	43,383,527	(69,360,197)	1,270,372	(312,183)
Distributions to Shareholders	(3,727,917)	(5,787,929)	(217,067)	(181,086)
Shareholder Transactions:
Proceeds from shares sold	37,073,854	92,328,946	—	—
Cost of shares redeemed	(38,078,294)	(161,122,067)	—	—
Net decrease in net assets resulting from shareholder transactions	(1,004,440)	(68,793,121)	—	—
Increase (decrease) in net assets	38,651,170	(143,941,247)	1,053,305	(493,269)
Net Assets:
Beginning of period/year	100,810,091	244,751,338	4,787,852	5,281,121
End of period/year	$139,461,261	$100,810,091	$5,841,157	$4,787,852
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	5,400,004	9,900,004	200,004	200,004
Shares sold	1,600,000	3,900,000	—	—
Shares redeemed	(1,650,000)	(8,400,000)	—	—
Shares outstanding, end of period/year	5,350,004	5,400,004	200,004	200,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the Six Months Ended April 30, 2021 (unaudited)

Virtus InfraCap U.S. Preferred Stock ETF

Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$61,249,427
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(66,726,746)
Proceeds from sales of investment securities	61,482,132
Net proceeds from purchased and written options	17,768
Net proceeds from securities sold short	172,353
Payments made to cover securities sold short	(183,718)
Net realized (gain) loss on investments	(5,345,372)
Net realized (gain) loss on securities sold shorts	11,366
Net realized (gain) loss on in-kind redemptions	(1,381,100)
Net change in unrealized (appreciation) depreciation on investments	(49,317,484)
Net change in unrealized (appreciation) depreciation on written options	16,331
(Increase) decrease in dividends and interest receivable	(268,559)
Increase (decrease) interest expense	78,739
(Increase) decrease in prepaid expenses	(4,684)
(Increase) decrease in due from brokers	89,724
Increase (decrease) in due to brokers	1,108,142
Increase (decrease) in advisory fees payable	156,530
Net cash provided by (used in) operating activities	1,154,849

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	77,211,542
Payments for fund shares sold in excess of in-kind creations	(66,596,219)
Distributions paid	(11,078,003)
Net cash provided by (used in) financing activities	(462,680)
Net increase (decrease) in cash	692,169
Cash, beginning of period	510,277
Cash, end of period	$1,202,446

Supplementary information:
Interest paid on borrowings	$540,119

Non-cash financing activiities:
In-kind creations - Issued	272,928,687
In-kind creations - Redeemed	5,750,618

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Period February 7, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.71		$25.26	$23.65		$25.76		$25.06
Investment operations:
Net investment income(2)	0.17		1.05	1.32		1.21		1.03
Net realized and unrealized gain (loss)	3.10		(3.14)	1.83		(1.85)		0.60
Total from investment operations	3.27		(2.09)	3.15		(0.64)		1.63
Less Distributions from:
Net investment income	(0.72)		(1.22)	(1.30)		(1.23)		(0.93)
Return of capital	—		(0.24)	(0.24)		(0.24)		—
Total distributions	(0.72)		(1.46)	(1.54)		(1.47)		(0.93)
Net Asset Value, End of period	$24.26		$21.71	$25.26		$23.65		$25.76
Net Asset Value Total Return(3)	15.19%		(8.06)%	13.78%		(2.60)%		6.54%
Net assets, end of period (000’s omitted)	$86,109		$52,104	$37,885		$22,468		$20,609
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45	%(4)	0.45%	0.45	%(5)	0.45	%(5)	0.45	%(4)
Net investment income	1.46	%(4)	4.75%	5.42%		4.93%		5.48	%(4)
Portfolio turnover rate(6)	71	%(7)	38%	66%		70%		91	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Period May 15, 2018(1) Through October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$19.26		$26.43		$24.47		$24.96
Investment operations:
Net investment income(2)	0.46		1.40		1.44		0.72
Net realized and unrealized gain (loss)	5.42		(6.25)		2.80		(0.45)
Total from investment operations	5.88		(4.85)		4.24		0.27
Less Distributions from:
Net investment income	(0.94)		(1.81)		(2.28)		(0.76)
Net realized gains	—		(0.43)		—		—
Return of capital	—		(0.08)		—		—
Total distributions	(0.94)		(2.32)		(2.28)		(0.76)
Net Asset Value, End of period	$24.20		$19.26		$26.43		$24.47
Net Asset Value Total Return(3)	30.96%		(18.37)%		18.37%		1.02%
Net assets, end of period (000’s omitted)	$404,117		$146,397		$88,525		$6,118
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	1.22	%(4)(5)	1.47	%(6)	2.00	(7)(8)	2.13	%(4)(9)
Net investment income	4.10	%(4)	6.93%		5.66%		6.22	%(4)
Portfolio turnover rate(10)	15	%(11)	96%		150%		55	%(11)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets include interest expense of 0.42%.

(6)The ratios of expenses to average net assets include interest expense of 0.63% and dividend expense on securities sold short fees of 0.04%.

(7)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(8)The ratios of expenses to average net assets include interest expense of 0.75% and dividend expense on securities sold short fees of 0.45%.

(9)The ratios of expenses to average net assets include interest expense of 1.05% and dividend expense on securities sold short fees of 0.28%.

(10)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(11)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$38.97		$26.42	$26.87		$27.73		$18.05	$27.37
Investment operations:
Net investment loss(1)	(0.14)		(0.15)	(0.13)		(0.15)		(0.12)	(0.14)
Net realized and unrealized gain (loss)	11.91		12.70	(0.32)		(0.41)		9.80	(9.03)
Total from investment operations	11.77		12.55	(0.45)		(0.56)		9.68	(9.17)
Less Distributions from:
Net investment income	—		—	—		(0.30)		—	—
Net realized gains	—		—	—		—		—	(0.15)
Total distributions	—		—	—		(0.30)		—	(0.15)
Net Asset Value, End of period	$50.74		$38.97	$26.42		$26.87		$27.73	$18.05
Net Asset Value Total Return(2)	30.22%		47.50%	(1.67)%		(2.05)%		53.66%	(33.73)%
Net assets, end of period (000’s omitted)	$48,205		$37,018	$23,775		$36,269		$30,501	$18,045
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79	%(4)	0.79	%(4)	0.83%	0.85	%(4)
Net investment loss	(0.56	)%(3)	(0.41)%	(0.50)%		(0.45)%		(0.53)%	(0.67)%
Portfolio turnover rate(5)	42	%(6)	81%	67%		65%		45%	54%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$48.19		$37.86	$36.33		$39.34		$28.91	$30.50
Investment operations:
Net investment income (loss)(1)	(0.14)		(0.19)	(0.20)		(0.21)		0.07	(0.12)
Net realized and unrealized gain (loss)	5.75		10.52	1.73		(2.73)		10.36	(1.07)
Total from investment operations	5.61		10.33	1.53		(2.94)		10.43	(1.19)
Less Distributions from:
Net investment income	—		—	—		(0.07)		—	—
Net realized gains	—		—	—		—		—	(0.40)
Total distributions	—		—	—		(0.07)		—	(0.40)
Net Asset Value, End of period	$53.80		$48.19	$37.86		$36.33		$39.34	$28.91
Net Asset Value Total Return(2)	11.65%		27.27%	4.22%		(7.49)%		36.08%	(3.97)%
Net assets, end of period (000’s omitted)	$29,592		$26,505	$26,505		$27,248		$37,377	$23,130
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79	%(4)	0.79	%(4)	0.84%	0.85	%(4)
Net investment income (loss)	(0.54	)%(3)	(0.43)%	(0.51)%		(0.49)%		0.19%	(0.43)%
Portfolio turnover rate(5)	24	%(6)	46%	41%		32%		34%	35%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.66		$24.54		$23.85	$25.84	$25.96	$25.09
Investment operations:
Net investment income(1)	0.45		0.96		1.06	1.12	1.09	0.95
Net realized and unrealized gain (loss)	0.59		0.10		0.74	(1.51)	0.22	0.85
Total from investment operations	1.04		1.06		1.80	(0.39)	1.31	1.80
Less Distributions from:
Net investment income	(0.41)		(0.91)		(1.02)	(1.15)	(1.10)	(0.93)
Net realized gains	—		—		—	(0.45)	(0.33)	—
Return of capital	—		(0.03)		(0.09)	—	—	—
Total distributions	(0.41)		(0.94)		(1.11)	(1.60)	(1.43)	(0.93)
Net Asset Value, End of period	$25.29		$24.66		$24.54	$23.85	$25.84	$25.96
Net Asset Value Total Return(2)	4.24%		4.51%		7.74%	(1.62)%	5.26%	7.37%
Net assets, end of period (000’s omitted)	$20,232		$18,494		$24,535	$98,959	$169,284	$167,474
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49	%(3),(4)	0.55	%(4)	0.80%	0.80%	0.80%	0.80	%(4)
Expenses, prior to expense waivers	1.23	%(3),(4)	1.14	%(4)	1.06%	0.86%	0.84%	0.91	%(4)
Net investment income	3.56	%(3)	3.94%		4.37%	4.51%	4.26%	3.75%
Portfolio turnover rate(5)	63	%(6)	103%		95%	82%	113%	100%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$17.37		$24.72		$24.85
Investment operations:
Net investment income(2)	0.65		1.89		1.70
Net realized and unrealized gain (loss)	7.48		(7.20)		(0.45)
Total from investment operations	8.13		(5.31)		1.25
Less Distributions from:
Net investment income	(1.03)		(2.04)		(1.38)
Total distributions	(1.03)		(2.04)		(1.38)
Net Asset Value, End of period	$24.47		$17.37		$24.72
Net Asset Value Total Return(3)	47.81%		(21.70)%		5.03%
Net assets, end of period (000’s omitted)	$23,248		$19,109		$211,344
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75	%(4)	0.75	%(5)	0.75	%(4)
Net investment income	5.98	%(4)	8.59%		9.24	%(4)
Portfolio turnover rate(6)	12	%(7)	24%		22	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.67		$24.72		$24.79
Investment operations:
Net investment income(2)	0.23		0.64		0.58
Net realized and unrealized gain (loss)	7.87		(5.95)		(0.12)
Total from investment operations	8.10		(5.31)		0.46
Less Distributions from:
Net investment income	(0.70)		(0.74)		(0.53)
Total distributions	(0.70)		(0.74)		(0.53)
Net Asset Value, End of period	$26.07		$18.67		$24.72
Net Asset Value Total Return(3)	43.82%		(21.53)%		1.87%
Net assets, end of period (000’s omitted)	$139,461		$100,810		$244,751
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(4)	0.55	%(5)	0.55	%(4)
Net investment income	1.98	%(4)	2.93%		3.20	%(4)
Portfolio turnover rate(6)	62	%(7)	91%		15	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Period October 10, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.94		$26.41	$24.97		$25.10		$25.00
Investment operations:
Net investment income(2)	0.54		0.52	0.52		0.50		0.01
Net realized and unrealized gain (loss)	5.82		(2.08)	1.95		(0.53)		0.09
Total from investment operations	6.36		(1.56)	2.47		(0.03)		0.10
Less Distributions from:
Net investment income	(0.40)		(0.91)	(0.49)		(0.10)		—
Net realized gains	(0.69)		—	(0.54)		—		—
Total distributions	(1.09)		(0.91)	(1.03)		(0.10)		—
Net Asset Value, End of period	$29.21		$23.94	$26.41		$24.97		$25.10
Net Asset Value Total Return(3)	26.91%		(6.20)%	10.60%		(0.11)%		0.38%
Net assets, end of period (000’s omitted)	$5,841		$4,788	$5,281		$4,995		$5,019
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49	%(4)	0.49%	0.49	%(5)	0.49	%(5)	0.49	%(4)
Net investment income	3.89	%(4)	2.04%	2.08%		1.88%		0.76	%(4)
Portfolio turnover rate(6)	32	%(7)	211%	88%		80%		23	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Notes to Financial Statements

April 30, 2021 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2021, 10 funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Commencement of Operations
InfraCap REIT Preferred ETF	February 7, 2017
Virtus InfraCap U.S. Preferred Stock ETF	May 15, 2018
Virtus LifeSci Biotech Clinical Trials ETF	December 16, 2014
Virtus LifeSci Biotech Products ETF	December 16, 2014
Virtus Newfleet Multi-Sector Bond ETF	August 10, 2015
Virtus Private Credit Strategy ETF	February 7, 2019
Virtus Real Asset Income ETF	February 7, 2019
Virtus WMC International Dividend ETF	October 10, 2017

InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2021.

The Funds have the following investment objectives:

InfraCap REIT Preferred ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.

Virtus InfraCap U.S. Preferred Stock ETF seeks current income and, secondarily, capital appreciation.

Virtus LifeSci Biotech Clinical Trials ETF and Virtus LifeSci Biotech Products ETF seek investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

Virtus Newfleet Multi-Sector Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Private Credit Strategy ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

Virtus Real Asset Income ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.

Virtus WMC International Dividend ETF’s seeks income.

There is no guarantee that a Fund will achieve its objective(s).

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2021, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(l) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2021, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$13,196,386	$6,112,378	$7,528,797	$0
Virtus LifeSci Biotech Products ETF	8,466,315	868,525	7,896,399	0
Virtus Private Credit Strategy ETF	3,989,055	2,690,121	1,430,289	0
Virtus Real Asset Income ETF	6,206,593	1,817,610	4,680,771	0

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
(b)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at April 30, 2021.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2021

	Overnight and Continuous	Between
		<30 Days	30 & 90 days	>90 days	Total
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Commons Stocks	$13,641,175	$—	$—	$—	$13,641,175
Gross amount of recognized liabilities for securities lending transactions:					$13,641,175

Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Commons Stocks	$8,764,924	$—	$—	$—	$8,764,924
Gross amount of recognized liabilities for securities lending transactions:					$8,764,924

Virtus Private Credit Strategy ETF
Securities Lending Transactions
Commons Stocks	$4,120,410	$—	$—	$—	$4,120,410
Gross amount of recognized liabilities for securities lending transactions:					$4,120,410

Virtus Real Asset Income ETF
Securities Lending Transactions
Commons Stocks	$6,498,381	$—	$—	$—	$6,498,381
Gross amount of recognized liabilities for securities lending transactions:					$6,498,381

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2022.

The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2021	2022	2023	2024
Virtus Newfleet Multi-Sector Bond ETF	$14,437	$135,034	$125,300	$68,987

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Newfleet Asset Management, LLC(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1)An indirect wholly owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2021, Virtus Partners, Inc. held shares of Virtus WMC International Dividend ETF which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,503	92.2%

At April 30, 2021, the respective sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	2,595	0.1%
Virtus InfraCap U.S. Preferred Stock ETF	607,840	3.6%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2018, 2019 and 2020), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2021, the Funds had no accrued penalties or interest.

At October 31, 2020, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$51,390,245	$3,524,708	$(3,494,361)	$30,347
Virtus InfraCap U.S. Preferred Stock ETF	197,342,528	8,161,271	(17,988,730)	(9,827,459)
Virtus LifeSci Biotech Clinical Trials ETF	48,070,106	4,295,494	(11,905,504)	(7,610,010)
Virtus LifeSci Biotech Products ETF	30,921,892	3,562,360	(6,665,023)	(3,102,663)
Virtus Newfleet Multi-Sector Bond ETF	18,155,919	640,297	(454,628)	185,669
Virtus Private Credit Strategy ETF	30,190,854	18,668	(7,271,990)	(7,253,322)
Virtus Real Asset Income ETF	136,742,246	4,267,052	(38,538,461)	(34,271,409)
Virtus WMC International Dividend ETF	5,094,457	130,400	(495,890)	(365,490)

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2020, the following Funds incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Clinical Trials ETF	$136,597
Virtus LifeSci Biotech Products ETF	118,478

At October 31, 2020, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$5,766,842	$638,469	$6,405,311
Virtus InfraCap U.S. Preferred Stock ETF	10,940,317	1,367,744	12,308,061
Virtus LifeSci Biotech Clinical Trials ETF	14,923,751	13,229,623	28,153,374
Virtus LifeSci Biotech Products ETF	3,655,860	6,221,066	9,876,926
Virtus Newfleet Multi-Sector Bond ETF	830,138	2,440,454	3,270,592
Virtus Private Credit Strategy ETF	3,037,172	4,310,694	7,347,866
Virtus Real Asset Income ETF	14,242,929	6,244,234	20,487,163
Virtus WMC International Dividend ETF	—	—	—

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2021 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$44,759,600	$43,940,740	$31,254,944	$4,594,860
Virtus InfraCap U.S. Preferred Stock ETF	69,317,244	49,585,074	272,928,687	5,750,618
Virtus LifeSci Biotech Clinical Trials ETF	19,433,137	19,310,102	20,179,834	20,832,533
Virtus LifeSci Biotech Products ETF	6,961,770	6,929,833	8,138,684	8,421,903
Virtus Newfleet Multi-Sector Bond ETF	11,533,453	11,080,408	—	—
Virtus Private Credit Strategy ETF	2,682,546	2,693,278	1,127,143	4,572,395
Virtus Real Asset Income ETF	79,964,299	77,837,991	37,078,880	39,662,094
Virtus WMC International Dividend ETF	1,726,918	1,865,201	—	—

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Virtus InfraCap U.S. Preferred Stock ETF may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Virtus InfraCap U.S. Preferred Stock ETF may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2021 are as follows:

Liabilities	Equity Risk
Written options, at value	$(34,100)

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2021, were as follows:

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$(16,331)

For the period ended April 30, 2021, the monthly average market value of the written options contracts held by the Fund were $(5,683).

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2021, the average daily borrowings under the Agreements and the weighted average interest rate were $76,490,164 and 1.40%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR REPLACEMENT RISK

The loans in which the Funds invest typically have floating or adjustable interest rates, which are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate, or are set to a specified floor, whichever is higher. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Funds or the instruments in which the Funds invest cannot yet be determined. Industry initiatives are underway to identify alternative reference rates such as the Secured Overnight Funding Rate (“SOFR”), which the Federal Reserve Bank of New York began publishing in April 2018; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

11. 10% SHAREHOLDERS

As of April 30, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	64%	3
Virtus InfraCap U.S. Preferred Stock ETF	65%	3
Virtus LifeSci Biotech Clinical Trials ETF	54%	3
Virtus LifeSci Biotech Products ETF	60%	3
Virtus Newfleet Multi-Sector Bond ETF	77%	5
Virtus Private Credit Strategy ETF	64%	1
Virtus Real Asset Income ETF	94%	1
Virtus WMC International Dividend ETF	93%	1*

*Shareholder account is affiliated.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No.2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

13. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Funds invest may be significantly impacted by COVID-19, which may in turn impact the value of the Funds’ investments.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 124.3%

Energy - 124.3%
BP Midstream Partners LP(1)	1,340,780	$17,510,587
Cheniere Energy Partners LP(1)	2,126	89,483
Cheniere Energy, Inc.*(2)	28,187	2,185,056
Crestwood Equity Partners LP(1)(2)	570,328	17,366,488
DCP Midstream LP(1)	637,802	14,350,545
Enable Midstream Partners LP(1)	710,972	5,254,083
Energy Transfer LP(1)(2)	2,354,197	20,269,636
EnLink Midstream LLC*(1)	1,295,919	6,000,105
Enterprise Products Partners LP(1)(2)	1,326,273	30,517,542
Hess Midstream LP Class A	10,928	244,022
Holly Energy Partners LP	509,547	10,430,427
Kinder Morgan, Inc.(2)	232,712	3,967,740
Magellan Midstream Partners LP(1)(2)	335,133	15,674,170
Marathon Petroleum Corp.(2)	122,599	6,822,634
MPLX LP(1)(2)	1,466,313	39,575,788
Noble Midstream Partners LP	122,232	1,756,474
NuStar Energy LP(1)	1,546,045	29,622,222
ONEOK, Inc.	1,280	66,995
Phillips 66 Partners LP(1)	459,212	15,865,775
Plains All American Pipeline LP(1)(2)	2,493,868	22,644,322
Shell Midstream Partners LP(1)	974,340	15,034,066
TC Energy Corp. (Canada)(1)	68,902	3,408,582
Western Midstream Partners LP(1)(2)	1,275,136	25,043,671
Williams Cos., Inc. (The)(2)	13,516	329,250
TOTAL INVESTMENTS - 124.3%
(Cost $287,534,819)		304,029,663
Liabilities in Excess of Other Assets - (24.3)%		(59,484,346)
Net Assets - 100.0%		$244,545,317

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.2)%
Written Call Options
Cheniere Energy, Inc.,
Expires 05/07/21, Strike Price $76.00	(10,000)	(100)	$(20,000)
Cheniere Energy, Inc.,
Expires 05/14/21, Strike Price $77.00	(12,000)	(120)	(21,000)
Cheniere Energy, Inc.,
Expires 05/21/21, Strike Price $77.50	(7,000)	(70)	(12,600)
Crestwood Equity Partners LP,
Expires 05/21/21, Strike Price $30.00	(88,200)	(882)	(126,126)
Energy Transfer LP,
Expires 04/30/21, Strike Price $9.00	(131,100)	(1,311)	(1,311)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)

Energy Transfer LP,
Expires 05/07/21, Strike Price $9.00	(133,000)	(1,330)	$(9,310)
Energy Transfer LP,
Expires 05/14/21, Strike Price $9.00	(3,000)	(30)	(360)
Energy Transfer LP,
Expires 05/21/21, Strike Price $9.00	(240,700)	(2,407)	(33,698)
Energy Transfer LP,
Expires 05/28/21, Strike Price $9.50	(100,000)	(1,000)	(13,000)
Energy Transfer LP,
Expires 06/04/21, Strike Price $9.50	(201,000)	(2,010)	(22,110)
Enterprise Products Partners LP,
Expires 04/30/21, Strike Price $24.00	(102,000)	(1,020)	(1,020)
Enterprise Products Partners LP,
Expires 05/07/21, Strike Price $24.00	(103,000)	(1,030)	(5,150)
Enterprise Products Partners LP,
Expires 05/07/21, Strike Price $24.50	(145,000)	(1,450)	(5,800)
Enterprise Products Partners LP,
Expires 05/14/21, Strike Price $24.50	(104,000)	(1,040)	(6,240)
Enterprise Products Partners LP,
Expires 05/21/21, Strike Price $24.00	(101,000)	(1,010)	(18,180)
Enterprise Products Partners LP,
Expires 05/28/21, Strike Price $25.00	(100,000)	(1,000)	(8,000)
Enterprise Products Partners LP,
Expires 06/04/21, Strike Price $25.00	(102,800)	(1,028)	(12,336)
Kinder Morgan, Inc.,
Expires 04/30/21, Strike Price $17.50	(2,000)	(20)	(20)
Kinder Morgan, Inc.,
Expires 05/07/21, Strike Price $17.50	(101,000)	(1,010)	(6,060)
Kinder Morgan, Inc.,
Expires 05/14/21, Strike Price $17.50	(91,900)	(919)	(13,785)
Kinder Morgan, Inc.,
Expires 05/21/21, Strike Price $17.50	(50,000)	(500)	(10,000)
Kinder Morgan, Inc.,
Expires 05/28/21, Strike Price $18.00	(52,000)	(520)	(7,800)

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)

Magellan Midstream Partners LP,
Expires 05/21/21, Strike Price $47.50	(122,000)	(1,220)	$(37,820)
Marathon Petroleum Corp.,
Expires 04/30/21, Strike Price $57.00	(13,000)	(130)	(130)
Marathon Petroleum Corp.,
Expires 04/30/21, Strike Price $58.00	(43,000)	(430)	(430)
Marathon Petroleum Corp.,
Expires 05/07/21, Strike Price $58.00	(38,000)	(380)	(25,080)
Marathon Petroleum Corp.,
Expires 05/07/21, Strike Price $59.00	(34,000)	(340)	(16,320)
Marathon Petroleum Corp.,
Expires 05/14/21, Strike Price $59.00	(45,000)	(450)	(31,500)
MPLX LP,
Expires 05/21/21, Strike Price $28.00	(22,000)	(220)	(4,400)
Plains All American Pipeline LP,
Expires 05/07/21, Strike Price $10.00	(70,000)	(700)	(3,500)
Plains All American Pipeline LP,
Expires 05/21/21, Strike Price $10.00	(100,000)	(1,000)	(10,000)
Plains All American Pipeline LP,
Expires 05/28/21, Strike Price $10.00	(1,000)	(10)	(200)
Western Midstream Partners LP,
Expires 05/21/21, Strike Price $20.00	(1,000)	(10)	(950)
Williams Cos., Inc. (The),
Expires 05/07/21, Strike Price $24.50	(13,000)	(130)	(3,900)
Written Put Options
Energy Transfer LP,
Expires 05/07/21, Strike Price $8.00	(133,000)	(1,330)	(6,650)
Energy Transfer LP,
Expires 05/14/21, Strike Price $8.00	(78,700)	(787)	(7,870)
Kinder Morgan, Inc.,
Expires 04/30/21, Strike Price $16.00	(132,000)	(1,320)	(1,320)
Kinder Morgan, Inc.,
Expires 05/07/21, Strike Price $16.00	(102,000)	(1,020)	(2,040)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Put Options (continued)

Kinder Morgan, Inc.,
Expires 05/14/21, Strike Price $16.00	(113,000)	(1,130)	$(3,390)
Kinder Morgan, Inc.,
Expires 05/21/21, Strike Price $16.00	(100,000)	(1,000)	(7,000)
Magellan Midstream Partners LP,
Expires 05/21/21, Strike Price $42.50	(22,000)	(220)	(2,200)
Magellan Midstream Partners LP,
Expires 05/21/21, Strike Price $45.00	(30,000)	(300)	(16,500)
ONEOK, Inc.,
Expires 04/30/21, Strike Price $49.00	(25,000)	(250)	0
ONEOK, Inc.,
Expires 05/07/21, Strike Price $49.00	(54,800)	(548)	(2,740)
TC Energy Corp.,
Expires 05/21/21, Strike Price $45.00	(23,000)	(230)	(2,070)
Williams Cos., Inc. (The),
Expires 05/07/21, Strike Price $23.50	(101,000)	(1,010)	(10,100)
Total Written Options - (0.2)%
(Premiums Received $662,337)			$(550,016)

*Non-income producing security.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2021 was $198,614,364.

(2)Subject to written call options.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$304,029,663	$—	$—	$304,029,663
Total	$304,029,663	$—	$—	$304,029,663
Liability Valuation Inputs
Written Options	$547,276	$2,740	$—	$550,016
Total	$547,276	$2,740	$—	$550,016

Statement of Assets and Liabilities

April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$287,534,819
Investments, at value	304,029,663
Cash	618,957
Due from brokers	407,500
Receivables:
Investment securities sold	3,331,256
Dividends and interest	151,400
Tax reclaim	9,516
Prepaid taxes	7,628,599
Prepaid expenses	4,627
Total Assets	316,181,518
Liabilities:
Borrowings	68,428,871
Payables:
Investment securities purchased	2,396,346
Interest expense	76,922
Sub-Advisory fees	184,046
Written options, at value(a)	550,016
Total Liabilities	71,636,201
Net Assets	$244,545,317
Net Assets Consist of:
Paid-in capital	$494,291,102
Total distributable earnings (accumulated deficit), net of income taxes	(249,745,785)
Net Assets	$244,545,317
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,440,000

Net asset value per share	$25.91
(a)Premiums received from written options	$662,337

Statement of Operations

For the Period Ended April 30, 2021 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$10,568,771
Dividend income (net of foreign withholding taxes)	288,385
Interest income	52
Less: Return of capital distributions	(10,568,771)
Total Investment Income	288,437
Expenses:
Sub-Advisory fees	829,706
Interest expenses	418,228
Total Expenses	1,247,934
Net Investment (Loss) Before Income Taxes	(959,497)
Net Investment (Loss), Net of Income Taxes	(959,497)
Net Realized Gain (Loss) on:
Investments	(18,534,404)
Written options	1,363,549
Foreign currency transactions	1,054
Total Net Realized Loss	(17,169,801)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	124,065,835
Written options	109,632
Total Change in Net Unrealized Appreciation	124,175,467
Net Realized and Change in Unrealized Gain	107,005,666
Net Increase in Net Assets Resulting from Operations	$106,046,169
Foreign withholding taxes	$1,745

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020(1)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(959,497)	$(2,939,674)
Net realized loss	(17,169,801)	(151,917,947)
Net change in unrealized appreciation (depreciation)	124,175,467	(27,319,860)
Net increase (decrease) in net assets resulting from operations	106,046,169	(182,177,481)
Distributions to Shareholders from return of capital	(10,876,801)	(32,539,202)
Total distributions	(10,876,801)	(32,539,202)
Shareholder Transactions:
Proceeds from shares sold	55,374,424	20,771,880
Cost of shares redeemed	(5,104,998)	(38,884,837)
Net increase (decrease) in net assets resulting from shareholder transactions	50,269,426	(18,112,957)
Increase (decrease) in net assets	145,438,794	(232,829,640)
Net Assets:
Beginning of period/year	99,106,523	331,936,163
End of period/year	$244,545,317	$99,106,523
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	7,190,000	7,410,000
Shares sold	2,500,000	1,105,000
Shares redeemed	(250,000)	(1,325,000)
Shares outstanding, end of period/year	9,440,000	7,190,000

(1)Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2021

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$106,046,169
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(94,396,968)
Proceeds from sales of investments	94,928,198
Net proceeds from purchased and written options	2,512,274
Net realized gain (loss) on investments	18,534,404
Net realized (gain) loss on written options	(1,363,549)
Net change in unrealized (appreciation) depreciation on investments	(124,065,835)
Net change in unrealized (appreciation) depreciation on written options	(109,632)
(Increase) decrease in due from brokers	(295,874)
(Increase) decrease in dividends and interest receivable	(150,227)
(Increase) decrease in prepaid expenses	(4,627)
(Increase) decrease in prepaid taxes	(191,585)
Increase (decrease) in sub-advisory fees payable	102,504
Increase (decrease) in interest expense	25,842
Net cash provided by (used in) operating activities	1,571,094

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	29,133,985
Payments for fund shares sold in excess of in-kind creations	(19,639,665)
Distributions paid	(10,876,801)
Net cash provided by (used in) financing activities	(1,382,481)

Net increase (decrease) in cash	188,613
Cash, beginning of period	430,344
Cash, end of period	$618,957

Supplemental information:
Interest paid on borrowings	$409,534

Non-cash financing activities:
In-kind creations - Issued	70,598,285
In-kind creations - Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF(1)
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$13.78		$44.80		$63.87		$83.73		$106.32		$142.78
Investment operations:
Net investment loss(2)	(0.12)		(0.09)		(0.96)		(1.52)		(1.70)		(0.75)
Net realized and unrealized gain (loss)	13.57		(28.94)		(7.91)		(3.24)		(0.09)		(14.91	)(3)
Total from investment operations	13.45		(29.03)		(8.87)		(4.76)		(1.79)		(15.66)
Less Distributions from:
Net investment income	—		—		—		—		(5.90)		—
Return of capital	(1.32)		(1.99)		(10.20	)(4)	(15.10)		(14.90)		(20.80)
Total distributions	(1.32)		(1.99)		(10.20)		(15.10)		(20.80)		(20.80)
Net Asset Value, End of period	$25.91		$13.78		$44.80		$63.87		$83.73		$106.32
Net Asset Value Total Return(5)	99.97%		(62.67)%		(15.62)%		(7.65)%		(3.44)%		(8.60)%
Net assets, end of period (000’s omitted)	$244,545		$99,107		$331,936		$537,821		$504,879		$119,606
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit	1.43	%(6),(7)	2.01	%(8)	2.41	%(9)	2.40	%(10)	1.93	%(11)	1.36	%(12)
Expenses, excluding deferred income tax expense/benefit	1.43	%(6),(7)	1.89	%(8)	2.40	%(9)	2.39	%(10)	1.89	%(11)	1.58	%(12)
Net investment loss	(1.10	)%(6)	(1.71)%		(1.72)%		(1.96)%		(1.73)%		(0.70)%
Portfolio turnover rate(13)	38	%(14)	96%		136%		255%		104%		90%

(1)Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for the years ended December 31, 2020, December 31, 2019, December 31, 2018, December 31, 2017 and December 31, 2016 have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

(2)Based on average shares outstanding.

(3)The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(4)The per share distribution amount of $10.20 was originally misclassified and shown as distributions from net investment income in the Fund’s October 31, 2019 Annual Report. This amount has been subsequently reclassified to distributions from return of capital.

(5)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(6)Annualized.

(7)The ratios of expenses to average net assets include interest expense of 0.48%.

(8)The ratios of expenses to average net assets include interest expense of 0.93% and tax expense of 0.01%.

(9)The ratios of expenses to average net assets include interest expense of 1.28% and dividend expense on securities sold short fees of 0.17%.

(10)The ratios of expenses to average net assets include interest expense of 1.32% and dividend expense on securities sold short fees of 0.13%.

(11)The ratios of expenses to average net assets includes interest expense fees of 0.94%.

(12)The ratios of expenses to average net assets includes interest expense fees of 0.63%.

(13)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(14)Not annualized.

Notes to Financial Statements

April 30, 2021 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2021, 10 funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this semi-annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Commencement of Operations
InfraCap MLP ETF	October 1, 2014

The Fund is “non-diversified,” as defined under the 1940 Act, as of the period ended April 30, 2021.

The Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”). There is no guarantee that the Fund will achieve its objective(s).

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of Shares outstanding and resulted in a proportionate increase in the NAV per Share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2021, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(h) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Virtus ETF Advisers, LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2021, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	105,636	1.1%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2021	Current	Deferred	Total
Federal	$—	$22,733,358	$22,733,358
State	—	2,048,167	2,048,167
Valuation Allowance	—	(24,781,525)	(24,781,525)
Total Tax Expense/(Benefit)	$—	$—	$—

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2021
Deferred Tax Assets:
Net Operating Loss Carryforward	$5,007,090
Capital Loss Carryforward	64,424,302
Other	480,143
Total Deferred Tax Assets	69,911,535
Less Valuation Allowance	(52,783,365)
Net Deferred Tax Assets	$17,128,170
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	17,128,170
Total Deferred Tax Liabilities	17,128,170
Total Net Deferred Tax Asset/(Liability)	$—

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Fund has a current capital loss carryforward of $281,427,144 of which $885,715 expires in 2021, $264,862 of which expires in 2023, $98,711,551 expires in 2024, $153,808,379 of which expires in 2025, and $27,756,637 of which expires in 2026. The Fund has a current net operating loss carryforward of $21,872,664 of which $740,996 can be carried back 2 years and carried forward until expiration in 2036. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law. Prior to signing into law, net operating losses for tax years beginning after December 31, 2017 carryforward ability was governed by the Tax Cuts and Jobs Act (TCJA). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending October 31, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017.” Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$22,269,695	21.00%
State Income Taxes (Net of Federal Benefit)	2,006,394	1.89
Permanent Differences, Net	(23,255)	(0.02)
Provision to Return Adjustment and Other	528,691	0.50
Valuation Allowance	(24,781,525)	(23.37)
Net Income Tax Expense/(Benefit)	$—	0.00%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2021, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2019 and October 31, 2020, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$229,284,937	$76,132,217	$(1,387,491)	$74,744,726

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2021 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$95,505,187	$83,443,220	$70,598,285	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2021 are as follows:

Liabilities	Equity Risk
Written options, at value	$(550,016)

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2021 were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$(1,594)
Written options	1,363,549

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$109,632

*Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended April 30, 2021, the monthly average market value of the written options contracts held by the Fund was $(239,571).

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2021, the average daily borrowings under the Agreements and the weighted average interest rate were $57,896,060 and 1.41%, respectively.

Notes to Financial Statements (continued)

April 30, 2021 (unaudited)

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR REPLACEMENT RISK

The loans in which the Funds invest typically have floating or adjustable interest rates, which are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate, or are set to a specified floor, whichever is higher. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Funds or the instruments in which the Funds invest cannot yet be determined. Industry initiatives are underway to identify alternative reference rates such as the Secured Overnight Funding Rate (“SOFR”), which the Federal Reserve Bank of New York began publishing in April 2018; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

11. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Fund invests may be significantly impacted by COVID-19, which may in turn impact the value of the Fund’s investments.

12. 10% SHAREHOLDERS

As of April 30, 2021, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	56%	3

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No.2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

November 11, 2020 Annual Consideration of Advisory and Sub-Advisory Agreements for:

InfraCap MLP ETF (“AMZA”)

InfraCap REIT Preferred ETF (“PFFR”)

Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)

Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser—Advisory Agreement only)

Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser—Advisory Agreement only)

Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)

Virtus Private Credit ETF (“VPC”)

Virtus Real Asset Income ETF (“VRAI”)

Virtus WMC International Dividend ETF (“VWID”)

(each, a “Fund” and collectively, the “Funds”)

On November 11, 2020, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, for those Funds to which it provides portfolio management services, its experience in carrying out the day-to-day management of those Funds’ portfolios. In particular, the Board received and reviewed information comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that AMZA, NFLT, PFFR, PFFA and VWID were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to BBC, BBP, VPC and VRAI, for which the Adviser provides portfolio management services, the Board considered that each Fund utilized an index-based strategy, and thus took into account both the Funds’ performance relative to their respective peer groups as well as the Adviser’s performance in tracking the relevant indexes (i.e., tracking error).

1The Sub-Advisers include Infrastructure Capital Advisors, LLC; Newfleet Asset Management, LLC; and Wellington Management Company LLP.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Specifically, with respect to BBC, the Board noted that the Fund outperformed the median and average performance of its peer group for each of the one-year, three-year and year-to-date periods. With respect to BBP, the Board noted that the Fund outperformed the median and average performance of its peer group for the year-to-date period and the median performance of its peer group for the one-year period. The Board also noted that BBP underperformed the median and average performance of its peer group for the three-year period, but still posted positive returns and outperformed other funds in its peer group. For VPC, the Board noted that the Fund outperformed the median and average performance of its peer group for the year-to-date period and the median performance of its peer group for the one-year period. For VRAI, the Board noted that the Fund underperformed the median and average performance of its peer group for the one-year and year-to-date periods, but still outperformed other funds in its peer group. The Board also noted that each of these index-based Funds tracked their respective underlying indexes with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses.

After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that each Fund to which the Adviser provided portfolio management services had satisfactory performance and tracking error results.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”).

Specifically, the Board noted that the management fees and expense ratios for BBC, BBP, VRAI and VWID were higher than the median and average, but equal to or below the maximum, management fees and expense ratios of their respective peer groups. Further, the Board noted that the management fees for PFFR and NFLT were below the median and average management fees of their respective peer groups; the expense ratio for PFFR was below the median and average expense ratios of its peer group; and the expense ratio for NFLT was above the median and average, but below the maximum, expense ratios of its peer group. For VPC, the Board noted that the peer group was comprised primarily of exchange-traded notes (“ETNs”) because there were not enough ETFs with similar strategies for peer group comparison purposes. The Board noted that had it not considered the ETNs, the peer group would have been comprised of only one other ETF. As a result, the Board noted that the management fee was above the median and average, but below the maximum, management fees of the ETNs and the one other ETF in its peer group, and that the expense ratio was the higher than the other ETF in its peer group but reasonable for the strategy (noting that ETNs do not have expense ratios for comparison purposes). For PFFA, the Board noted that the management fee was above the median and average, but below the maximum, management fee of its peer group. For AMZA, the Board noted that the management fee was equal to the maximum management fee of its peer group, for which several other peers charged the same fee. The Board also noted that, although PFFA’s and AMZA’s expense ratios were the highest of their respective peer groups, that was primarily the result of interest expenses relating to borrowings; without those expenses, the expense ratios for PFFA and AMZA would have been comparable to their respective peer groups.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID are subject to a unified fee. The Board considered that these Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after the Adviser reaches firm-wide profitability. The Board also considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after NFLT’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment strategies for the respective Fund. In conducting its review, the Board considered that AMZA, NFLT and PFFA were actively managed funds. The Board also considered that PFFR utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Sub-Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to NFLT, the Board noted that the Fund had outperformed the median and average performance of its peer group for the three-year period and the average performance of its peer group for the one-year and year-to-date periods. With respect to VWID, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year and year-to-date periods, but still outperformed other funds in its peer group. With respect to AMZA and PFFA, the Board noted that each Fund had underperformed its respective peer group for each of the applicable periods. Management discussed with the Board the reasons for each Fund’s underperformance and noted the steps the Sub-Adviser was taking to seek to improve each Fund’s performance. In addition, management provided the Board with more recent performance information for each of AMZA and PFFA, which showed that each Fund had performed in the upper tier of its peer group since the close of the third quarter of 2020.

With respect to PFFR, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year, three-year and year-to-date periods, but, as an index-based fund, performed in accordance with its stated investment objective of tracking the performance, before fees and expenses, of its underlying index. The Board also noted that while PFFR’s tracking error was within the 300-basis-point benchmark, it had the highest tracking error of the index-based Funds. Management then discussed with the Board that this was primarily attributable to PFFR’s underlying preferred stock holdings, which trade at wider spreads than the underlying holdings of the other index-based Funds, as opposed to the Sub-Adviser’s management of the Fund.

After consideration of these factors, the Board determined that each Sub-Adviser possessed adequate capabilities and experience for the management of the respective Funds, and that the sub-advised Funds generally had satisfactory performance. With respect to those sub-advised Funds that underperformed their respective peer groups, the Board noted management’s explanation for the Funds’ underperformance, as well as management’s representation to take steps to seek to improve the Funds’ performance, as reasons to support continuation of the relevant Sub-Advisory Agreements.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, PFFA, and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, PFFA, and VWID are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser would be appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange
Commission (“SEC”) on Form N-PORT. The Funds’ Form N-PORT are available without charge, upon request, by calling toll-free at
(888) 383-0553. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383- 0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/21)

Item 1(b)

Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		ETFis Series Trust I

By (Signature and Title)*		/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 8, 2021

By (Signature and Title)*		/s/ Brinton Frith
Brinton W. Frith, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	July 8, 2021

* Print the name and title of each signing officer under his or her signature.